UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2013

Item 1.	Reports to Stockholders

The Annual Report to Shareholders follows

First Investors

2013 ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2013

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2013. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

For 2013, the broad U.S. bond market returned –2.2%, according to Bank of America Merrill Lynch (“BofA Merrill Lynch”), its worst year since 1994. The market’s performance resulted from a substantial increase in long-term interest rates from historically low levels caused by the Federal Reserve’s (the “Fed’s”) decision to begin to taper — or slow—its bond-buying program due to an improved economic outlook.

In particular, the housing market rebounded strongly during the year and the unemployment rate fell from 7.9% to 6.7%. The benchmark ten-year Treasury-note yield rose from 1.76% to 3.03%, ending 2013 at its highest level in two-and-a-half years. In contrast, short-term interest rates remained very low due to the Fed’s commitment to maintain the federal funds rate close to zero. Consequently, the two-year Treasury note yield moved from 0.25% to 0.38% year-over-year.

The municipal bond market had a challenging year, returning –2.9%. Long-term municipal bonds, in particular, where the First Investors Tax Exempt Funds typically invest, were down 6%.

Three headwinds impacted the market in 2013. First, interest rates in general increased substantially, prompting the decline in the municipal bond market. Second, municipal bond mutual funds had record net-redemptions of almost $60 billion as investors reacted to rising interest rates and falling bond and bond fund prices. Faced with redemptions, fund managers were forced to sell bonds, which put additional pressure on the market.

Lastly, the municipal bond market faced two high-profile credit stories that weighed on investors’ sentiment.

First, the City of Detroit filed for bankruptcy, the largest municipal bankruptcy filing in U.S. history. The Michigan Fund, while not holding any Detroit general obligation bonds, was adversely affected by Detroit’s bankruptcy filing through its holdings of secured debt issued by authorities related to Detroit, such as water and sewer bonds.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Second, bonds issued by the Commonwealth of Puerto Rico and its agencies, which are widely held because their interest is exempt from both federal and state taxes, came under substantial pressure. During the second half of the year, Puerto Rico’s municipal bonds traded at distressed levels as investors became concerned about the ability of the Commonwealth to service its considerable debt.

The table below sets forth the total return performance for 2013 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

				Institutional
	Class A	Class B	Advisor Class	Class
Fund	Total Return	Total Return	Total Return	Total Return
———	——————	——————	——————	——————
Tax Exempt Income Fund	–3.18%	–3.96%	–4.97%	–4.68%
Tax Exempt Opportunities Fund	–4.97%	–5.65%	–6.78%	–6.49%
California Tax Exempt Fund	–2.91%	–3.63%	–4.89%	–4.58%
Connecticut Tax Exempt Fund	–4.16%	–4.85%	–5.43%	–5.07%
Massachusetts Tax Exempt Fund	–4.49%	–5.13%	–5.93%	–5.69%
Michigan Tax Exempt Fund	–5.81%	–6.47%	–6.48%	–6.32%
Minnesota Tax Exempt Fund	–3.07%	–3.84%	–4.35%	–4.12%
New Jersey Tax Exempt Fund	–4.31%	–5.11%	–6.09%	–5.72%
New York Tax Exempt Fund	–3.78%	–4.52%	–5.40%	–5.06%
North Carolina Tax Exempt Fund	–4.30%	–4.96%	–5.42%	–5.28%
Ohio Tax Exempt Fund	–3.92%	–4.63%	–5.59%	–5.35%
Oregon Tax Exempt Fund	–5.08%	–5.83%	–6.74%	–6.39%
Pennsylvania Tax Exempt Fund	–3.77%	–4.56%	–5.41%	–5.26%
Virginia Tax Exempt Fund	–4.38%	–5.06%	–6.03%	–5.59%

The returns of the First Investors Tax Exempt Funds generally underperformed their benchmark, the BofA Merrill Lynch U.S. Municipal Master Index, after adjusting for expenses. The primary reason for the underperformance was that the Funds typically invest in long-term municipal bonds, which fell more than the broad market. The underperformance of long-term bonds occurred because the municipal bond yield curve steepened—longer-term interest rates rose more than shorter-term interest rates—and because longer-term bonds are typically more sensitive to changes in interest rates than shorter-term bonds.

Notwithstanding the Funds’ underperformance versus their benchmark, twelve of First Investors’ fourteen tax-exempt funds outperformed their respective Lipper peer groups. The primary reason for this outperformance was the higher credit quality

2

bias of the First Investors Funds. In particular, the Funds had minimal exposure to BBB-rated and below investment grade bonds, whose returns were substantially below the broad market. The two Funds that underperformed their Lipper peer groups, the Tax Exempt Opportunities and Oregon Funds, had relatively longer durations (i.e., greater interest rate risk).

Despite the decline in the municipal bond market, the Funds provided a consistently high level of tax-exempt income to shareholders. Management of the Funds focused on taking advantage of higher market interest rates to increase each Fund’s yield. As well, the Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the negligible returns available on cash investments.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2014

3

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2013, and held for the entire six-month period ended December 31, 2013. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	0.97%
Actual		$1,000.00	$ 999.51	$4.89
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.73%
Actual		$1,000.00	$ 995.91	$8.70
Hypothetical**		$1,000.00	$1,016.49	$8.79
Advisor Class Shares	0.82%
Actual		$1,000.00	$ 997.45	$4.13
Hypothetical**		$1,000.00	$1,021.08	$4.18
Institutional Class Shares	0.67%
Actual		$1,000.00	$ 999.51	$3.38
Hypothetical**		$1,000.00	$1,021.83	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

5

Cumulative Performance Information (unaudited)
TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(3.18%)	(3.96%)	N/A	N/A
Five Years	4.95%	4.19%	N/A	N/A
Ten Years, Since Inception**	3.48%	2.89%	(4.97%)	(4.68%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(8.78%)	(7.68%)	N/A	N/A
Five Years	3.70%	3.85%	N/A	N/A
Ten Years, Since Inception**	2.86%	2.89%	(4.97%)	(4.68%)
S.E.C. 30-Day Yield***	2.96%	2.39%	2.75%	3.19%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

6

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.82%), 3.66% and 2.80%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.92%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.72%), 3.82% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.34%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.62%) and the S.E.C. 30-Day Yield for December 2013 would have been .39%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (7.60%) and the S.E.C. 30-Day Yield for December 2013 would have been 3.01%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

7

Portfolio of Investments
TAX EXEMPT INCOME FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.5%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,110,850
	Alaska—.5%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,429,856
	Arizona—2.9%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,541,550
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,567,431
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,218,450
		18,327,431
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,310,450
	California—4.2%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,071,700
	California State General Obligation:
5,000M	5.25% 9/1/2030	5,417,450
5,000M	5% 11/1/2030	5,310,950
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,500,950
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,395,750
		26,696,800
	Colorado—.9%
5,000M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,426,850
	District of Columbia—1.8%
5,000M	District of Columbia GO 6% 6/1/2021	6,140,050
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,220,300
		11,360,350
	Florida—10.7%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,363,000
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,151,450
4,110M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	4,423,552
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,090,975
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,480,200
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,308,950

8

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	$ 5,328,550
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,241,450
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,187,400
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,188,750
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,473,400
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,320,350
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,262,200
		68,820,227
	Georgia—5.4%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,296,900
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,742,142
5,000M	5.25% 11/1/2034	5,190,200
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	7,930,650
5,000M	JPMorgan Chase Putters 8.064% 1/1/2016 (a)	5,335,200
		34,495,092
	Illinois—11.3%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,450,000
26,000M	6% 1/1/2020	28,755,480
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	5,582,100
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,383,350
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,025,150
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,695,590
5,000M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042	5,013,550
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,752,960
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,036,050
		72,694,230

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2013

Principal
Amount	Security	Value
	Indiana—4.8%
$10,000M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035	$ 10,367,800
7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,372,265
3,025M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	3,169,686
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,823,386
		30,733,137
	Kentucky—1.8%
5,000M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,144,750
	Kentucky St. Turnpike Auth. Eco. Dev. Road Revenue:
3,000M	5% 7/1/2029	3,299,910
3,000M	5% 7/1/2030	3,287,340
		11,732,000
	Louisiana—1.1%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,997,163
	Maine—.5%
2,910M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,057,537
	Massachusetts—2.3%
3,590M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	3,739,775
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,096,200
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.429% 2/1/2016 (a)	5,700,700
		14,536,675
	Michigan—5.1%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,318,900
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,054,550
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,788,500
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,662,600
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,600,115
		32,424,665
	Missouri—.8%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,386,800
	Montana—.4%
2,445M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	2,519,230

10

Principal
Amount	Security	Value
	Nevada—.8%
$ 5,000M	Clark Cnty Passenger Facs. Chrg. McCarran Arpt. Rev.
	5% 7/1/2030	$ 5,164,700
	New Jersey—1.6%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,277,350
5,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2030	5,283,450
		10,560,800
	New Mexico—1.7%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,338,200
5,000M	University of New Mexico Univ. Rev. ROLS 9.573% 6/1/2014 (a)	5,358,600
		10,696,800
	New York—9.9%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,471,840
	New York State Dorm. Auth. Revenue:
3,950M	Cornell University 5% 7/1/2040	4,104,682
10,000M	New York University 5.75% 7/1/2027	11,857,900
5,000M	State University 5.875% 5/15/2017	5,587,550
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,385,350
7,780M	Port Authority of New York & New Jersey Drivers
	7.912% 8/15/2015 (a)	9,275,939
		63,683,261
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,228,500
	Ohio—3.4%
5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	5,339,500
5,285M	Jefferson County GO 5.75% 12/1/2019	5,951,122
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,281,200
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,875M	6.125% 9/1/2028	1,973,381
3,270M	5.85% 9/1/2033	3,509,887
		22,055,090

11

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2013

Principal
Amount	Security	Value
	Pennsylvania—3.3%
$ 5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	$ 5,374,850
5,000M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034	5,080,100
5,000M	Philadelphia GO 7.125% 7/15/2038	5,519,900
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,330,400
		21,305,250
	Puerto Rico—1.3%
5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	4,692,450
5,000M	Puerto Rico Sales Tax Fin. Rev. 5.25% 8/1/2040	3,925,450
		8,617,900
	Rhode Island—1.2%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,675,010
	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,420,600
	Texas—9.4%
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,201,450
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,389,500
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,324,850
5,000M	Wtr. And Swr. Rev. 5% 11/15/2027	5,428,400
6,035M	Houston Water Conv. Sys. COP 6.25% 12/15/2015	6,463,364
5,000M	JP Morgan Chase Putters 7.914% 2/1/2030 (a)	5,541,700
5,000M	Medina Valley Indpt. School District GO ROLS
	9.413% 8/15/2015 (a)	5,665,400
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,412,400
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,223,650
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,428,050
		60,078,764
	Utah—.1%
455M	Provo Electric System Rev. 10.375% 9/15/2015	497,984

12

Principal
Amount	Security	Value
	Washington—3.9%
	Washington State Health Care Facs. Auth. Revenue:
$ 5,000M	Catholic Health Initiatives 6.375% 10/1/2033	$ 5,580,250
7,000M	Providence Health 5.25% 10/1/2033	7,354,550
	Washington State ROLS:
5,000M	9.397% 7/1/2014 (a)	5,709,900
5,500M	9.397% 7/1/2016 (a)	6,510,790
		25,155,490
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,730,625
	Wisconsin—3.5%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	14,843,520
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	7,595,776
		22,439,296
Total Value of Municipal Bonds (cost $584,067,115)	98.5%	632,369,413
Other Assets, Less Liabilities	1.5	9,688,158
Net Assets	100.0%	$642,057,571

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2013.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

See notes to financial statements	13

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.02%
Actual		$1,000.00	$ 994.86	$5.13
Hypothetical**		$1,000.00	$1,020.07	$5.19
Class B Shares	1.76%
Actual		$1,000.00	$ 991.55	$8.83
Hypothetical**		$1,000.00	$1,016.34	$8.94
Advisor Class Shares	0.85%
Actual		$1,000.00	$ 993.60	$4.27
Hypothetical**		$1,000.00	$1,020.93	$4.33
Institutional Class Shares	0.70%
Actual		$1,000.00	$ 996.10	$3.52
Hypothetical**		$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

14

Cumulative Performance Information (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.97%)	(5.65%)	N/A	N/A
Five Years	5.83%	5.10%	N/A	N/A
Ten Years, Since Inception**	4.34%	3.74%	(6.78%)	(6.49%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(10.45%)	(9.33%)	N/A	N/A
Five Years	4.58%	4.77%	N/A	N/A
Ten Years, Since Inception**	3.73%	3.74%	(6.78%)	(6.49%)
S.E.C. 30-Day Yield***	2.90%	2.34%	2.66%	3.23%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

15

Cumulative Performance Information (unaudited) (continued)
TAX EXEMPT OPPORTUNITIES FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (10.50%), 4.53% and 3.60%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.85%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.38%), 4.73% and 3.61%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.29%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (10.53%) and the S.E.C. 30-Day Yield for December 2013 would have been .26%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.45%) and the S.E.C. 30-Day Yield for December 2013 would have been 3.07%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

16

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Alabama—1.5%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,027,020
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,788,800
		3,815,820
	Alaska—1.3%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,504,810
	Arizona—3.5%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,429,400
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,393,750
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,376,540
		9,199,690
	California—4.0%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,178,386
5,000M	California State GO 5% 4/1/2037	5,118,650
3,000M	California State Public Works Lease Rev. 5% 9/1/2034	3,054,720
1,000M	San Diego County 5% 5/1/2033	1,066,080
		10,417,836
	Colorado—2.0%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,120,000
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,074,120
	District of Columbia—1.2%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,182,940
	Florida—10.9%
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,305,150
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,059,360
1,000M	5.25% 7/1/2027	1,057,130
1,375M	Deltona Util. Sys. Rev. 5.25% 10/1/2029	1,483,735
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,279,150
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,994,621
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,237,050
5,000M	Tampa-Hillsborough County 5% 7/1/2037	5,041,350
		28,457,546

17

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2013

Principal
Amount	Security	Value
	Georgia—7.4%
$5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,272,150
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,863,964
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,643,275
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,645,305
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,001,210
2,500M	Georgia St. Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	2,643,550
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,143,820
		19,213,274
	Hawaii—1.0%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,669,950
	Illinois—6.4%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,269,850
5,000M	6.5% 1/1/2041	5,582,100
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,577,350
2,000M	Illinois State GO 5.5% 7/10/2027	2,108,160
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,210,930
		16,748,390
	Indiana—1.0%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,572,315
1,000M	5.25% 7/15/2029	1,044,220
		2,616,535
	Louisiana—3.3%
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,708,020
3,000M	Louisiana State GO 5% 9/1/2028	3,266,310
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,124,500
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,545,412
		8,644,242
	Massachusetts—4.8%
	Massachusetts State General Obligation:
4,500M	5% 12/1/2031 (a)	4,846,950
7,250M	5% 8/1/2035	7,623,085
		12,470,035

18

Principal
Amount	Security	Value
	Michigan—3.1%
$5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	$ 5,292,450
1,900M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,797,381
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,037,140
		8,126,971
	Minnesota—1.0%
2,305M	Minnesota State Gen. Fund Rev. 5% 3/1/2025	2,599,901
	Mississippi—4.1%
	Mississippi Dev. Bk. Spl. Obligation:
	Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,820,105
2,000M	5.625% 7/1/2039	2,097,640
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,211,380
3,250M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036	3,426,865
1,000M	Mississippi State Univ. Educ. Bldg. Corp. 5% 8/1/2030	1,073,980
		10,629,970
	Missouri—.8%
1,000M	Bi-State Dev. Agy. 5% 10/1/2028	1,067,010
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,036,480
		2,103,490
	Nebraska—1.2%
	Nebraska St. Public Pwr. Dist. Revenue:
2,000M	5% 1/1/2031	2,128,740
1,000M	5% 1/1/2032	1,058,060
		3,186,800
	New Jersey—1.6%
4,000M	New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Rev.
	5.5% 12/15/2038	4,276,880

19

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2013

Principal
Amount	Security	Value
	New York—6.7%
$4,050M	Nassau County GO 5% 4/1/2031	$ 4,217,022
5,000M	New York City Trans. Fin. Auth. 5% 7/15/2037	5,168,350
	New York State Dorm. Auth. Revenue:
	St. Personal Inc. Tax Revenue:
1,000M	5% 2/15/2034	1,048,210
5,000M	5% 3/15/2034	5,243,050
1,775M	State University Edl. Facs. 5% 5/15/2029	1,900,155
		17,576,787
	North Carolina—1.2%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,204,960
	Ohio—3.7%
2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	2,141,080
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,017,970
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,210,943
5,000M	University of Cincinnati 5% 6/1/2028	5,364,300
		9,734,293
	Pennsylvania—8.0%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,510,800
2,500M	Beaver County GO 5.55% 11/15/2031	2,716,075
1,000M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 5.25% 1/1/2044	989,570
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,653,930
1,470M	Pittsburgh Wtr. & Swr. Auth. 5% 9/1/2029	1,542,295
4,000M	State Pub. Sch. Bldg. Auth. Rev. 5% 2/15/2032	4,122,480
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,199,487
1,000M	5.375% 4/1/2028	1,080,570
		20,815,207
	Puerto Rico—.5%
1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,407,735
	Rhode Island—2.4%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,449,322
1,400M	5% 5/15/2034	1,370,152
1,415M	University of Rhode Island 5.25% 9/15/2029	1,499,900
		6,319,374

20

Principal
Amount	Security	Value
	South Carolina—.8%
$2,000M	South Carolina State Pub. Svc. Auth. Rev. 5% 1/1/2033	$ 2,052,420
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,573,440
	Texas—10.8%
5,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,307,250
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,148,350
2,000M	Harris County Met. Transit Auth. Sales & Use Tax Rev.
	5% 11/1/2036	2,088,100
5,000M	Houston Utility System Rev. 5.25% 11/15/2031	5,402,300
3,000M	North Texas Tollway Auth. Rev. 5% 9/1/2031	3,173,910
1,250M	Parker County GO 5% 2/15/2029	1,335,363
2,000M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038	2,131,040
3,500M	Socorro Independent School Dist. GO 5% 8/15/2033	3,763,550
		28,349,863
	Utah—.5%
1,300M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev.
	5.5% 10/15/2030	1,401,348
	Washington—3.0%
2,500M	Washington State GO 5% 8/1/2033	2,668,800
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,253,250
		7,922,050
Total Value of Municipal Bonds (cost $248,089,186)	98.7%	258,416,677
Other Assets, Less Liabilities	1.3	3,373,946
Net Assets	100.0%	$261,790,623

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	21

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.00%
Actual		$1,000.00	$1,009.52	$5.07
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.81%
Actual		$1,000.00	$1,005.27	$9.15
Hypothetical**		$1,000.00	$1,016.09	$9.20
Advisor Class Shares	0.85%
Actual		$1,000.00	$1,007.02	$4.30
Hypothetical**		$1,000.00	$1,020.93	$4.33
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,010.31	$3.55
Hypothetical**		$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

22

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(2.91%)	(3.63%)	N/A	N/A
Five Years	5.83%	5.09%	N/A	N/A
Ten Years, Since Inception**	3.86%	3.27%	(4.89%)	(4.58%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(8.48%)	(7.38%)	N/A	N/A
Five Years	4.58%	4.76%	N/A	N/A
Ten Years, Since Inception**	3.25%	3.27%	(4.89%)	(4.58%)
S.E.C. 30-Day Yield***	2.46%	1.79%	2.27%	3.01%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

23

Cumulative Performance Information (unaudited) (continued)
CALIFORNIA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.54%), 4.53% and 3.12%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.39%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.44%), 4.71% and 3.12%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.72%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.61%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (7.50%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.77%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

24

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Airport—7.1%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,039,970
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,094,590
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,139,990
		3,274,550
	Education—5.6%
500M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
	5.25% 12/1/2031	532,950
	California State Public Works Lease Revenue:
1,000M	5% 9/1/2030	1,044,370
1,000M	5% 9/1/2033	1,021,090
		2,598,410
	Electric—5.9%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	526,345
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,116,210
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,107,040
		2,749,595
	General Obligation—20.6%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,071,260
500M	Alvord Unified School District 5.25% 8/1/2030	529,310
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,038,300
1,000M	Chico Unified School District 5% 8/1/2026	1,082,170
1,000M	College of the Sequoias 5.25% 8/1/2029	1,051,230
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,064,960
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	725,433
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,075,410
750M	Natomas Unified School District 5.95% 9/1/2021	856,327
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,067,550
		9,561,950

25

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Health Care—9.4%
	California Health Facs. Fin. Auth. Revenue:
$1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,014,340
1,000M	Providence Health Services 6.5% 10/1/2033	1,139,680
500M	Stanford Hospital 5.25% 11/15/2031	521,630
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,100,190
500M	Sutter Health 5.5% 8/15/2026	556,175
		4,332,015
	Lease—7.5%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	521,895
1,000M	5.5% 11/1/2030	1,091,150
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,099,130
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	739,249
		3,451,424
	Other Revenue—1.2%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	544,755
	Other Tax—8.3%
620M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	658,483
1,000M	Riverside County Trans. Commission Sales Tax Rev.
	5% 6/1/2032	1,056,070
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,118,620
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,005,190
		3,838,363
	Pre-Refunded/Escrowed-to-Maturity—7.8%
	California State Public Works Lease Revenue:
1,000M	5% 4/1/2019 (a)	1,183,830
1,000M	5% 3/1/2023 (a)	1,189,850
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)	1,242,380
		3,616,060

26

Principal
Amount	Security	Value
	State General Obligation—6.7%
	California State Various Purpose:
$1,000M	5% 9/1/2031	$ 1,055,640
2,000M	5% 4/1/2037	2,047,460
		3,103,100
	Toll & Turnpike—2.2%
1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	1,043,580
	Transportation—2.4%
1,080M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,130,879
	Water/Sewer—14.4%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	788,288
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,026,520
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,097,190
500M	Metropolitan Water District So. Cal. 5% 7/1/2029	549,635
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,073,370
1,000M	San Diego County Water Authority 5% 5/1/2033	1,066,080
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,049,960
		6,651,043
Total Value of Municipal Bonds (cost $43,200,425)	99.1%	45,895,724
Other Assets, Less Liabilities	.9	402,081
Net Assets	100.0%	$46,297,805

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	27

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.01%
Actual		$1,000.00	$ 989.72	$5.07
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.76%
Actual		$1,000.00	$ 986.05	$8.81
Hypothetical**		$1,000.00	$1,016.34	$8.94
Advisor Class Shares	0.87%
Actual		$1,000.00	$ 988.20	$4.36
Hypothetical**		$1,000.00	$1,020.82	$4.43
Institutional Class Shares	0.72%
Actual		$1,000.00	$ 991.24	$3.61
Hypothetical**		$1,000.00	$1,021.58	$3.67

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

28

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.16%)	(4.85%)	N/A	N/A
Five Years	4.99%	4.24%	N/A	N/A
Ten Years, Since Inception**	3.57%	2.97%	(5.43%)	(5.07%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.68%)	(8.56%)	N/A	N/A
Five Years	3.76%	3.89%	N/A	N/A
Ten Years, Since Inception**	2.95%	2.97%	(5.43%)	(5.07%)
S.E.C. 30-Day Yield***	2.18%	1.58%	1.99%	2.37%

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

29

Cumulative Performance Information (unaudited) (continued)
CONNECTICUT TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.74%), 3.71% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.11%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.62%), 3.85% and 2.84%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.51%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.14%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (7.97%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.30%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

30

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Appropriation—15.6%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,098,000
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,060,280
1,000M	State Supported Child Care 5% 7/1/2028	1,050,360
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,932,088
		5,140,728
	Education—22.3%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Loomis Chafee School 5% 7/1/2030	1,030,220
1,000M	Quinnipiac University 5.75% 7/1/2033	1,098,830
1,000M	Salisbury School 5% 7/1/2028	1,060,670
1,000M	Trinity College 5% 7/1/2019	1,022,980
1,000M	Wesleyan University 5% 7/1/2035	1,049,150
1,000M	Westminster School 5% 7/1/2037	1,006,470
1,000M	University of Connecticut University Rev. 4.75% 2/15/2029	1,055,710
		7,324,030
	Electric—1.6%
500M	Connecticut St. Transmission Muni. Elec. Energy Rev.
	5% 1/1/2030	530,780
	General Obligation—14.4%
1,000M	Bridgeport 5% 12/1/2023	1,095,630
1,000M	Hartford 5% 4/1/2031	1,045,040
1,500M	New Haven 5% 3/1/2026	1,564,950
1,000M	Waterbury 5% 12/1/2032	1,039,610
		4,745,230
	Health Care—12.1%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500M	Lawrence & Memorial Hospital 5% 7/1/2031	513,365
	Middlesex Hospital:
350M	5% 7/1/2026	365,452
460M	5% 7/1/2027	476,132
500M	Stamford Hospital 5% 7/1/2030	507,060

31

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Health Care (continued)
$1,000M	William W. Backus Hospital 5% 7/1/2025	$ 1,050,270
	Yale-New Haven Hospital:
500M	5% 7/1/2026	521,400
500M	5.25% 7/1/2030	531,055
		3,964,734
	Lease—1.4%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	448,205
	Other Tax—6.6%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,102,860
1,000M	5% 8/1/2027	1,077,820
		2,180,680
	Pre-Refunded/Escrowed-to-Maturity—10.1%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Children’s Medical Center 5% 7/1/2014 (a)	1,023,490
1,000M	Renbrook School 5% 7/1/2017 (a)	1,144,490
1,050M	South Windsor 5% 2/15/2016 (a)	1,150,443
		3,318,423
	State General Obligation—3.2%
1,000M	Connecticut State 5% 11/1/2031	1,065,240
	Water/Sewer—11.6%
1,000M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036	1,048,830
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025	896,280
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,072,950
750M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038	808,620
		3,826,680
Total Value of Municipal Bonds (cost $31,219,159)	98.9%	32,544,730
Other Assets, Less Liabilities	1.1	348,330
Net Assets	100.0%	$32,893,060

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

32	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.09%
Actual		$1,000.00	$ 998.72	$5.49
Hypothetical**		$1,000.00	$1,019.72	$5.55
Class B Shares	1.81%
Actual		$1,000.00	$ 995.35	$9.10
Hypothetical**		$1,000.00	$1,016.09	$9.20
Advisor Class Shares	0.94%
Actual		$1,000.00	$ 996.99	$4.73
Hypothetical**		$1,000.00	$1,020.47	$4.79
Institutional Class Shares	0.79%
Actual		$1,000.00	$ 998.73	$3.98
Hypothetical**		$1,000.00	$1,021.23	$4.02

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

33

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.49%)	(5.13%)	N/A	N/A
Five Years	5.19%	4.44%	N/A	N/A
Ten Years, Since Inception**	3.40%	2.81%	(5.93%)	(5.69%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.99%)	(8.82%)	N/A	N/A
Five Years	3.94%	4.10%	N/A	N/A
Ten Years, Since Inception**	2.79%	2.81%	(5.93%)	(5.69%)
S.E.C. 30-Day Yield***	2.56%	2.00%	2.44%	2.69%

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

34

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (10.05%), 3.89% and 2.61%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.49%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.87%), 4.06% and 2.64%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.93%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.66%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.63%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

35

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Airport—2.4%
$ 500M	Massachusetts State Port Auth. Airport Rev. 5% 7/1/2030	$ 536,475
	Education—31.7%
670M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	717,175
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,058,450
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5.6% 10/1/2035	1,114,660
1,000M	Lesley University 5.25% 7/1/2033	1,047,940
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,017,730
1,000M	Harvard University 5.5% 11/15/2036	1,108,020
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,041,230
		7,105,205
	General Obligation—8.0%
500M	Quincy 5% 12/1/2028	539,360
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,027,320
215M	Worcester 5.5% 8/15/2017	215,907
		1,782,587
	Health Care—4.8%
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,070,730
	Housing—4.6%
1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,027,890
	Other Revenue—5.0%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,109,380
	Other Tax—18.8%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,160,750
1,500M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,602,555
1,000M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,063,600
500M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	392,545
		4,219,450
	Pre-Refunded/Escrowed-to-Maturity—1.3%
285M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	290,965

36

Principal
Amount	Security	Value
	State General Obligation—5.4%
$1,000M	Massachusetts State 5.5% 8/1/2030	$ 1,197,410
	Toll & Turnpike—4.6%
1,000M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,038,820
	Water/Sewer—12.5%
500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	548,575
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,084,980
1,000M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,171,100
		2,804,655
Total Value of Municipal Bonds (cost $20,981,549)	99.1%	22,183,567
Other Assets, Less Liabilities	.9	212,578
Net Assets	100.0%	$22,396,145

See notes to financial statements	37

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.08%
Actual		$1,000.00	$ 988.50	$5.41
Hypothetical**		$1,000.00	$1,019.77	$5.50
Class B Shares	1.82%
Actual		$1,000.00	$ 985.78	$9.11
Hypothetical**		$1,000.00	$1,016.04	$9.25
Advisor Class Shares	0.93%
Actual		$1,000.00	$ 987.64	$4.66
Hypothetical**		$1,000.00	$1,020.52	$4.74
Institutional Class Shares	0.78%
Actual		$1,000.00	$ 989.32	$3.91
Hypothetical**		$1,000.00	$1,021.28	$3.97

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

38

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(5.81%)	(6.47%)	N/A	N/A
Five Years	4.67%	3.94%	N/A	N/A
Ten Years, Since Inception**	3.30%	2.70%	(6.48%)	(6.32%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(11.20%)	(10.10%)	N/A	N/A
Five Years	3.43%	3.59%	N/A	N/A
Ten Years, Since Inception**	2.69%	2.70%	(6.48%)	(6.32%)
S.E.C. 30-Day Yield***	2.96%	2.35%	2.83%	3.35%

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

39

Cumulative Performance Information (unaudited) (continued)
MICHIGAN TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (11.25%), 3.37% and 2.56%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.89%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (10.16%), 3.55% and 2.57%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.28%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (10.23%) and the S.E.C. 30-Day Yield for December 2013 would have been .37%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.27%) and the S.E.C. 30-Day Yield for December 2013 would have been 3.13%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

40

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Education—7.7%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,033,740
500M	Western Michigan University 5.25% 11/15/2033	517,500
		1,551,240
	Electric—8.3%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	622,235
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,043,320
		1,665,555
	General Obligation—27.4%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,035,710
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,059,250
770M	Montrose Township School District 6.2% 5/1/2017	834,857
500M	Northview Public School District 5% 5/1/2041	505,100
1,000M	Troy City School District 5% 5/1/2026	1,064,160
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,008,030
		5,507,107
	Health Care—10.8%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,034,800
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,132,520
		2,167,320
	Lease—5.4%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,079,350
	Other Tax—10.6%
500M	Detroit Distributable State Aid 5% 11/1/2030	479,095
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,061,930
750M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	588,817
		2,129,842
	State General Obligation—5.5%
1,000M	Michigan State 5% 11/1/2022	1,094,570

41

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security		Value
	Water/Sewer—23.3%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,063,780
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,012,790
1,000M	5.5% 7/1/2027		1,024,170
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,062,130
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		513,305
			4,676,175
Total Value of Municipal Bonds (cost $19,129,430)		99.0%	19,871,159
Other Assets, Less Liabilities		1.0	198,701
Net Assets		100.0%	$20,069,860

42	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.11%
Actual		$1,000.00	$1,004.18	$5.61
Hypothetical**		$1,000.00	$1,019.61	$5.65
Class B Shares	1.93%
Actual		$1,000.00	$ 999.31	$9.73
Hypothetical**		$1,000.00	$1,015.48	$9.80
Advisor Class Shares	0.97%
Actual		$1,000.00	$1,002.52	$4.90
Hypothetical**		$1,000.00	$1,020.32	$4.94
Institutional Class Shares	0.82%
Actual		$1,000.00	$1,004.17	$4.14
Hypothetical**		$1,000.00	$1,021.08	$4.18

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

43

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(3.07%)	(3.84%)	N/A	N/A
Five Years	4.88%	4.12%	N/A	N/A
Ten Years, Since Inception**	3.75%	3.16%	(4.35%)	(4.12%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(8.67%)	(7.58%)	N/A	N/A
Five Years	3.64%	3.78%	N/A	N/A
Ten Years, Since Inception**	3.14%	3.16%	(4.35%)	(4.12%)
S.E.C. 30-Day Yield***	1.88%	1.19%	1.73%	2.09%

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

44

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.72%), 3.59% and 2.89%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.81%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.64%), 3.74% and 2.90%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.11%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.03%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (6.95%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.06%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

45

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Airport—2.6%
$ 500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue
	5% 1/1/2026	$ 537,370
	Appropriation—5.2%
1,000M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,092,330
	Education—12.8%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	802,605
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	535,480
250M	Gustavus Adolfus College 5% 10/1/2031	262,320
500M	Macalester College 5% 6/1/2035	530,940
250M	University of St. Thomas 5.25% 4/1/2039	258,025
250M	University of Minnesota 5.25% 12/1/2030	280,103
		2,669,473
	Electric—9.0%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	261,977
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	558,205
500M	5% 1/1/2026	540,445
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys.
	Rev. 5.25% 1/1/2030	525,760
		1,886,387
	General Obligation—25.9%
500M	Bemidji 5% 2/1/2028	537,235
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	534,020
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	760,914
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	557,185
500M	Hennepin County 5% 12/1/2025	554,215
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	827,258
500M	New Brighton 5% 2/1/2032	526,060
500M	Scott County 5% 12/1/2023	555,290
500M	St. Louis County 5% 12/1/2023	555,290
		5,407,467

46

Principal
Amount	Security	Value
	Health Care—16.4%
	Minneapolis Health Care Sys. Revenue:
$ 500M	5.5% 5/15/2017	$ 504,350
500M	6.5% 11/15/2038	569,185
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	770,438
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	263,012
500M	5.375% 5/1/2031	526,560
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	783,225
		3,416,770
	Housing—5.7%
	Minnesota State Housing Finance Agency:
160M	Multi-Family Hsg. 5.05% 7/1/2034	168,811
	Rental Hsg. Revenue:
250M	5% 8/1/2030	255,757
300M	5.05% 8/1/2031	305,970
220M	5% 8/1/2033	221,489
230M	Single-Family Hsg. Rev. 5.9% 7/1/2028	239,545
		1,191,572
	Lease—5.5%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	621,168
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	260,393
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	266,112
		1,147,673
	Other Tax—6.9%
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	337,914
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,112,360
		1,450,274
	Pre-Refunded/Escrowed-to-Maturity—4.2%
500M	Crow Wing County Jail 5% 2/1/2015 (a)	525,865
300M	University of Minnesota 5.75% 7/1/2017	351,777
		877,642

47

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security		Value
	State General Obligation—4.1%
$ 500M	Minnesota State 5% 6/1/2022		$ 570,900
250M	Minnesota State Highway 5% 8/1/2026		274,595
			845,495
Total Value of Municipal Bonds (cost $19,142,115)		98.3%	20,522,453
Other Assets, Less Liabilities		1.7	348,572
Net Assets		100.0%	$20,871,025

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

48	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	0.99%
Actual		$1,000.00	$ 988.90	$4.96
Hypothetical**		$1,000.00	$1,020.22	$5.04
Class B Shares	1.78%
Actual		$1,000.00	$ 983.90	$8.90
Hypothetical**		$1,000.00	$1,016.24	$9.05
Advisor Class Shares	0.84%
Actual		$1,000.00	$ 986.57	$4.21
Hypothetical**		$1,000.00	$1,020.98	$4.28
Institutional Class Shares	0.69%
Actual		$1,000.00	$ 988.90	$3.46
Hypothetical**		$1,000.00	$1,021.73	$3.52

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

49

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.31%)	(5.11%)	N/A	N/A
Five Years	4.99%	4.23%	N/A	N/A
Ten Years, Since Inception**	3.52%	2.92%	(6.09%)	(5.72%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.78%)	(8.79%)	N/A	N/A
Five Years	3.76%	3.89%	N/A	N/A
Ten Years, Since Inception**	2.91%	2.92%	(6.09%)	(5.72%)
S.E.C. 30-Day Yield***	2.54%	1.91%	2.34%	2.71%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

50

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.84%), 3.70% and 2.82%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.47%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.85%), 3.85% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.84%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.81%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.63%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.62%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

51

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.8%
	Appropriation—15.9%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,192,690
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,076,400
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,055,830
1,000M	5.75% 10/1/2031	1,109,200
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,173,190
1,000M	5.25% 6/15/2036	1,036,780
1,000M	5.5% 12/15/2038	1,069,220
		7,713,310
	Education—13.2%
1,000M	New Jersey Economic Dev. Auth. Rev. 5% 6/15/2030	1,086,280
	New Jersey Educational Facilities Auth. Revenue:
1,000M	New Jersey City University 5% 7/1/2028	1,051,910
1,000M	Princeton University 5% 7/1/2034	1,080,640
	Rowan University:
1,000M	5% 7/1/2025	1,083,210
1,000M	5% 7/1/2026	1,075,970
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,055,470
		6,433,480
	General Obligation—21.8%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,915,725
1,000M	Bayonne 5.25% 7/1/2027	1,064,720
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,093,740
1,000M	Elizabeth 5.25% 4/15/2027	1,081,860
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,160,860
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,044,080
1,000M	Jersey City 5% 1/15/2026	1,061,950
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,080,650
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,094,810
		10,598,395

52

Principal
Amount	Security	Value
	Health Care—6.4%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,075,460
1,000M	Virtua Health 5.5% 7/1/2038	1,028,380
		3,103,840
	Housing—7.3%
1,235M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
	6.375% 10/1/2028	1,297,269
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,268,560
		3,565,829
	Industrial Development Revenue/Pollution Control
	Revenue—4.1%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,016,415
	Lease—6.7%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,141,420
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,062,770
1,000M	5.25% 6/15/2028	1,056,190
		3,260,380
	Other Revenue—1.9%
840M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	940,708
	Other Tax—1.9%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	740,280
250M	5.25% 8/1/2040	196,272
		936,552
	Pre-Refunded/Escrowed-to-Maturity—6.8%
1,455M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	1,598,172
1,000M	Cape May County Bridge Commission 5% 6/1/2015 (a)	1,067,230
80M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)	94,118
530M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	545,534
		3,305,054

53

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security		Value
	State General Obligation—1.9%
$1,000M	Puerto Rico Commonwealth 6% 7/1/2028		$ 896,410
	Toll & Turnpike—6.5%
1,000M	Delaware River Port Authority of Pennsylvania & New Jersey
	5% 1/1/2030		1,055,580
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2029		1,062,530
1,000M	5% 1/1/2031		1,045,280
			3,163,390
	Transportation—4.4%
	Port Authority of New York & New Jersey :
1,000M	5% 10/15/2031		1,077,610
1,000M	5% 12/1/2032		1,075,230
			2,152,840
Total Value of Municipal Bonds (cost $45,298,500)		98.8%	48,086,603
Other Assets, Less Liabilities		1.2	583,246
Net Assets		100.0%	$48,669,849

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

54	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	0.95%
Actual		$1,000.00	$ 996.05	$4.78
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.69%
Actual		$1,000.00	$ 991.75	$8.48
Hypothetical**		$1,000.00	$1,016.69	$8.59
Advisor Class Shares	0.80%
Actual		$1,000.00	$ 993.95	$4.02
Hypothetical**		$1,000.00	$1,021.18	$4.08
Institutional Class Shares	0.65%
Actual		$1,000.00	$ 996.76	$3.27
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

55

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(3.78%)	(4.52%)	N/A	N/A
Five Years	4.96%	4.21%	N/A	N/A
Ten Years, Since Inception**	3.42%	2.83%	(5.40%)	(5.06%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.32%)	(8.23%)	N/A	N/A
Five Years	3.72%	3.87%	N/A	N/A
Ten Years, Since Inception**	2.81%	2.83%	(5.40%)	(5.06%)
S.E.C. 30-Day Yield***	2.64%	2.10%	2.35%	2.89%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

56

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.38%), 3.67% and 2.75%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.57%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.29%), 3.83% and 2.76%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.02%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.11%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (7.93%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.80%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

57

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Appropriation—8.0%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,127,540
1,000M	New York City Transitional Fin. Auth. Bldg. Aid Rev.
	5% 7/15/2033	1,050,300
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,553,380
1,000M	Mental Health Services 5% 2/15/2033	1,027,320
1,500M	State University 5.25% 5/15/2021	1,752,900
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,783,040
		12,294,480
	Education—13.9%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	529,025
1,000M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,044,590
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,773,658
3,000M	Cornell University 5% 7/1/2040	3,117,480
1,000M	Fordham University 5% 7/1/2028	1,073,630
	New York University:
1,610M	6% 7/1/2018	1,946,764
2,000M	5% 7/1/2030	2,174,920
1,000M	5% 7/1/2037	1,047,760
1,200M	Pratt Institute 5% 7/1/2034	1,230,708
500M	Skidmore College 5% 7/1/2027	534,465
1,000M	St. John’s University 5% 7/1/2024	1,070,170
3,500M	The New School 5.5% 7/1/2043	3,657,255
1,000M	Onondaga Cnty. Cultural Resource Rev. 5% 12/1/2030	1,073,540
		21,273,965
	Electric—3.6%
5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,483,300
	General Obligation—16.2%
5,000M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,647,850
1,000M	Monroe County 5% 6/1/2029	1,050,720
4,465M	Nassau County 5% 10/1/2029	4,687,402
435M	New York City 5.75% 8/1/2018	439,572

58

Principal
Amount	Security	Value
	General Obligation (continued)
	New York State Dormitory Authority Revenue:
$5,520M	Albany Public Library 5% 7/1/2030	$ 5,608,485
1,000M	Master Boces Program 5% 8/15/2028	1,058,120
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,045,630
3,400M	Croton Hudson 5.625% 10/1/2029	3,690,156
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,650,695
		24,878,630
	Health Care—2.2%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	658,575
	New York State Dormitory Authority Revenue:
	NYSARC:
1,140M	5% 7/1/2025	1,232,123
500M	6% 7/1/2036	522,445
1,000M	United Cerebral Palsy 5.125% 7/1/2021	1,000,800
		3,413,943
	Housing—2.0%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,108,130
1,840M	New York City Hsg. Dev. Corp. Rev.
	(Multi-Family Hsg. Rev.) 5% 11/1/2026	1,929,001
		3,037,131
	Lease—3.5%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,358,238
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,137,800
2,500M	New York State Dormitory Authority Rev.
	(Court Facs. Lease) 5.5% 5/15/2027	2,900,175
		5,396,213
	Other Revenue—2.2%
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,341,070

59

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Other Tax—19.0%
$5,000M	JPMorgan Chase Putters 7.904% 12/15/2024 (a)	$ 5,966,100
1,500M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev.
	5% 11/15/2029	1,615,680
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,689,525
1,000M	5% 11/1/2033	1,057,380
2,500M	5% 11/1/2038	2,606,750
	New York State Dormitory Authority Rev.
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,795,550
1,000M	5% 3/15/2032	1,057,830
1,990M	5% 3/15/2035	2,082,535
3,000M	5.75% 3/15/2036	3,362,460
2,000M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,181,020
5,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	3,701,400
		29,116,230
	Pre-Refunded/Escrowed-to-Maturity—4.9%
1,000M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (b)	1,070,520
	New York State Dormitory Authority Revenue:
330M	Judicial Facs. Lease 7.375% 7/1/2016	362,393
500M	New York-Presbyterian Hospital 5.25% 8/15/2014 (b)	515,795
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,613,700
		7,562,408
	Toll & Turnpike—4.5%
5,000M	New York State Thruway Auth. 5% 1/1/2026	5,295,500
1,500M	Triborough Bridge & Tunnel Auth. Rev. 5% 11/15/2027	1,633,350
		6,928,850
	Transportation—13.0%
	Metropolitan Trans. Auth. New York Revenue:
5,000M	5.25% 11/15/2022	5,020,500
5,000M	5% 11/15/2029	5,248,450
1,000M	5% 11/15/2031	1,025,200
3,110M	New York State Thruway Authority Rev.
	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,341,385
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,388,050
		20,023,585

60

Principal
Amount	Security		Value
	Water/Sewer—5.4%
	New York City Muni. Wtr. Fin. Auth. Revenue:
$2,750M	6% 6/15/2021		$ 3,433,980
1,000M	5% 6/15/2029		1,079,310
2,000M	5% 6/15/2032		2,126,480
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,711,740
			8,351,510
Total Value of Municipal Bonds (cost $141,873,910)		98.4%	151,101,315
Excess of Liabilities Over Other Assets		1.6	2,436,803
Net Assets		100.0%	$153,538,118

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2013.
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	61

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.02%
Actual		$1,000.00	$ 993.44	$5.13
Hypothetical**		$1,000.00	$1,020.07	$5.19
Class B Shares	1.76%
Actual		$1,000.00	$ 989.89	$8.83
Hypothetical**		$1,000.00	$1,016.34	$8.94
Advisor Class Shares	0.88%
Actual		$1,000.00	$ 992.69	$4.42
Hypothetical**		$1,000.00	$1,020.77	$4.48
Institutional Class Shares	0.73%
Actual		$1,000.00	$ 993.47	$3.67
Hypothetical**		$1,000.00	$1,021.53	$3.72

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

62

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.30%)	(4.96%)	N/A	N/A
Five Years	5.10%	4.36%	N/A	N/A
Ten Years, Since Inception**	3.76%	3.17%	(5.42%)	(5.28%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.81%)	(8.66%)	N/A	N/A
Five Years	3.87%	4.02%	N/A	N/A
Ten Years, Since Inception**	3.14%	3.17%	(5.42%)	(5.28%)
S.E.C. 30-Day Yield***	2.34%	1.76%	2.16%	2.66%

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

63

Cumulative Performance Information (unaudited) (continued)
NORTH CAROLINA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.87%), 3.81% and 2.96%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.27%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.72%), 3.98% and 2.98%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.69%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.12%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.18%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

64

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.9%
	Combined Utility—9.1%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,067,600
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,091,660
		2,159,260
	Education—4.6%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,078,280
	Electric—4.6%
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,092,520
	General Obligation—4.8%
1,000M	Charlotte 5% 7/1/2027	1,134,190
	Health Care—15.5%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,045,700
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,065,720
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,042,240
500M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
	5% 10/1/2031	509,725
		3,663,385
	Lease—29.5%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,104,910
1,000M	5% 1/1/2029	1,077,100
1,000M	Charlotte 5% 6/1/2029	1,047,240
1,000M	Durham County 5% 6/1/2027	1,088,280
500M	Harnett County 5% 6/1/2027	523,210
1,000M	Monroe 5.5% 3/1/2034	1,039,500
1,000M	Salisbury 5.625% 3/1/2026	1,085,500
		6,965,740
	Other Tax—3.1%
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	740,280

65

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—11.5%
$ 475M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (a)	$ 481,066
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,192,820
1,000M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
	5.625% 10/1/2014 (a)	1,040,900
		2,714,786
	Toll & Turnpike—4.6%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,084,370
	Water/Sewer—12.6%
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,068,010
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	341,593
465M	5% 2/1/2031	493,421
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,072,840
		2,975,864
Total Market Value of Municipal Bonds (cost $22,265,844)	99.9%	23,608,675
Other Assets, Less Liabilities	.1	25,696
Net Assets	100.0%	$23,634,371

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

66	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.05%
Actual		$1,000.00	$ 992.00	$5.27
Hypothetical**		$1,000.00	$1,019.92	$5.35
Class B Shares	1.91%
Actual		$1,000.00	$ 988.59	$9.57
Hypothetical**		$1,000.00	$1,015.58	$9.70
Advisor Class Shares	0.90%
Actual		$1,000.00	$ 991.17	$4.52
Hypothetical**		$1,000.00	$1,020.67	$4.58
Institutional Class Shares	0.75%
Actual		$1,000.00	$ 992.81	$3.77
Hypothetical**		$1,000.00	$1,021.43	$3.82

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

67

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(3.92%)	(4.63%)	N/A	N/A
Five Years	4.41%	3.67%	N/A	N/A
Ten Years, Since Inception**	3.39%	2.80%	(5.59%)	(5.35%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.42%)	(8.33%)	N/A	N/A
Five Years	3.18%	3.33%	N/A	N/A
Ten Years, Since Inception**	2.78%	2.80%	(5.59%)	(5.35%)
S.E.C. 30-Day Yield***	2.38%	1.68%	2.22%	2.62%

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

68

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.48%), 3.13% and 2.59%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.31%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.39%), 3.28% and 2.60%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.60%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.29%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.21%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.58%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

69

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.3%
	Education—13.8%
$ 500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	$ 534,005
1,000M	University of Akron Gen. Rcpts. 5% 1/1/2028	1,049,070
330M	University of Cincinnati 5% 6/1/2036	343,071
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,046,730
		2,972,876
	Electric—2.4%
500M	American Mun. Power Rev. (Prairie State Energy Campus)
	5.375% 2/15/2028	531,060
	General Obligation—43.9%
385M	Adams County Valley Local School District 7% 12/1/2015	416,116
500M	Avon Local School District 6.5% 12/1/2015	541,735
1,000M	Beavercreek County School District 5% 12/1/2029	1,071,870
195M	Beavercreek Local School District 6.6% 12/1/2015	210,194
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,021,330
1,000M	Columbus 5% 8/15/2029	1,112,970
500M	Dayton Ohio Met. Library 5% 12/1/2029	540,675
1,000M	Franklin County 5% 12/1/2031	1,064,680
570M	Jefferson County Jail Construction 5.75% 12/1/2019	641,843
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	433,900
250M	6.125% 12/1/2033	267,275
1,000M	St. Mary’s City School District 5% 12/1/2025	1,055,790
1,000M	Wapakoneta City School District 5% 12/1/2025	1,099,820
		9,478,198
	Health Care—9.8%
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,087,610
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,029,020
		2,116,630
	Housing—2.3%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
350M	6.125% 9/1/2028	368,364
120M	5.45% 9/1/2033	124,238
		492,602

70

Principal
Amount	Security	Value
	Lease—4.9%
$1,000M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	$ 1,061,370
	Other Revenue—4.8%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,041,520
	Other Tax—3.5%
1,000M	Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 6% 8/1/2039	750,680
	State General Obligation—5.2%
1,000M	Ohio State 5.375% 9/1/2028	1,115,300
	Toll & Turnpike—2.0%
400M	Ohio State Turnpike Commission 5% 2/15/2028	426,208
	Water/Sewer—4.7%
1,000M	Toledo Waterworks Rev. 5% 11/15/2038	1,027,060
Total Value of Municipal Bonds (cost $20,163,022)	97.3%	21,013,504
Other Assets, Less Liabilities	2.7	577,909
Net Assets	100.0%	$21,591,413

See notes to financial statements	71

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.00%
Actual		$1,000.00	$ 986.94	$5.01
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.79%
Actual		$1,000.00	$ 982.56	$8.94
Hypothetical**		$1,000.00	$1,016.19	$9.10
Advisor Class Shares	0.84%
Actual		$1,000.00	$ 984.68	$4.20
Hypothetical**		$1,000.00	$1,020.98	$4.28
Institutional Class Shares	0.69%
Actual		$1,000.00	$ 987.69	$3.46
Hypothetical**		$1,000.00	$1,021.73	$3.52

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

72

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(5.08%)	(5.83%)	N/A	N/A
Five Years	5.01%	4.26%	N/A	N/A
Ten Years, Since Inception**	3.56%	2.96%	(6.74%)	(6.39%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(10.54%)	(9.50%)	N/A	N/A
Five Years	3.77%	3.92%	N/A	N/A
Ten Years, Since Inception**	2.95%	2.96%	(6.74%)	(6.39%)
S.E.C. 30-Day Yield***	2.13%	1.48%	1.90%	2.28%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

73

Cumulative Performance Information (unaudited) (continued)
OREGON TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (10.60%), 3.71% and 2.81%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.06%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.56%), 3.88% and 2.81%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.41%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (10.49%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.33%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.09%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

74

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.4%
	Airport—2.2%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,029,560
	Education—2.2%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,073,300
	Electric—4.3%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,086,400
	General Obligation—36.8%
	Beaverton School District #48J:
750M	5% 6/1/2031	813,097
1,500M	5.125% 6/1/2036	1,616,055
1,000M	Central Oregon Community College District 5% 6/15/2030	1,095,060
1,000M	Chemeketa Community College District 5% 6/15/2025	1,120,640
1,000M	Clackamas Community College District 5% 5/1/2024	1,093,950
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,197,090
	Clackamas & Washington Cntys. Sch. District #3:
500M	5% 6/15/2030	546,220
500M	5% 6/15/2032	547,050
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,094,550
1,000M	5% 6/15/2030	1,077,110
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,206,780
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,052,330
1,225M	Newport Zero Coupon 6/1/2029	617,792
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,092,840
500M	Redmond Terminal Expansion Project 5% 6/1/2034	513,575
1,500M	Salem 5% 6/1/2028	1,625,970
600M	Washington and Clackamas Counties School District #23,
	5.25% 6/1/2016	668,550
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	731,720
		17,710,379

75

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Health Care—8.6%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,012,180
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,079,150
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	509,170
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,560,015
		4,160,515
	Housing—1.1%
505M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	538,077
	Industrial Development Revenue/Pollution Control
	Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	517,635
	Lease—2.8%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	910,130
500M	6% 7/1/2028	448,205
		1,358,335
	Other Tax—11.0%
1,465M	Medford Revenue Limited Tax 5% 7/15/2035	1,541,004
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,111,950
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,074,760
1,000M	5% 11/15/2031	1,071,610
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	517,750
		5,317,074
	Pre-Refunded/Escrowed-to-Maturity—7.1%
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2018 (a)	1,215,720
1,000M	Tillamook & Yamhill Counties School Dist. #101,
	5% 6/15/2015 (a)	1,068,680
1,000M	Yamhill County School Dist. #40, 5% 6/15/2017 (a)	1,146,720
		3,431,120
	State General Obligation—4.2%
1,000M	Oregon State 5% 8/1/2036	1,071,520
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	935,990
		2,007,510

76

Principal
Amount	Security	Value
	Water/Sewer—16.0%
$ 750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	$ 813,937
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,081,920
1,000M	5% 6/15/2027	1,070,810
500M	Portland Water Sys. Rev. 5% 5/1/2034	530,500
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	870,710
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,007,660
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031	2,326,876
		7,702,413
Total Value of Municipal Bonds (cost $44,434,569)	97.4%	46,932,318
Other Assets, Less Liabilities	2.6	1,235,003
Net Assets	100.0%	$48,167,321

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	77

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.01%
Actual		$1,000.00	$ 996.48	$5.08
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.87%
Actual		$1,000.00	$ 992.29	$9.39
Hypothetical**		$1,000.00	$1,015.78	$9.50
Advisor Class Shares	0.86%
Actual		$1,000.00	$ 995.72	$4.33
Hypothetical**		$1,000.00	$1,020.87	$4.38
Institutional Class Shares	0.71%
Actual		$1,000.00	$ 997.24	$3.57
Hypothetical**		$1,000.00	$1,021.63	$3.62

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

78

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(3.77%)	(4.56%)	N/A	N/A
Five Years	5.08%	4.32%	N/A	N/A
Ten Years, Since Inception**	3.71%	3.10%	(5.41%)	(5.26%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.31%)	(8.26%)	N/A	N/A
Five Years	3.83%	3.98%	N/A	N/A
Ten Years, Since Inception**	3.09%	3.10%	(5.41%)	(5.26%)
S.E.C. 30-Day Yield***	2.59%	1.94%	2.43%	2.86%

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

79

Cumulative Performance Information (unaudited) (continued)
PENNSYLVANIA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.37%), 3.78% and 2.98%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.52%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.32%), 3.93% and 2.99%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.86%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.13%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.15%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.80%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

80

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.2%
	Airport—3.1%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,093,030
	Appropriation—2.9%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,024,240
	Education—6.0%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,063,370
500M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035	512,875
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	530,305
		2,106,550
	General Obligation—39.6%
1,000M	Beaver County 5.55% 11/15/2031	1,086,430
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,104,540
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,043,190
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,054,580
1,000M	Easton Area School District 5.2% 4/1/2028	1,078,380
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,043,970
1,000M	Methacton School District 6.375% 3/1/2024	1,179,740
1,000M	Penn Delco School District 5% 6/1/2034	1,045,030
1,000M	Philadelphia 7% 7/15/2028	1,112,580
1,000M	Philadelphia School District 6% 9/1/2038	1,065,900
1,000M	Reading 6.25% 11/1/2033	1,064,020
1,000M	Scranton School District 5% 7/15/2027	1,032,770
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,080,570
		13,991,700
	Health Care—16.8%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,076,760
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,054,360
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,018,640
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,179,220
500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	518,180
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,096,710
		5,943,870

81

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Other Tax—6.6%
$1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	$ 1,102,160
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	518,415
1,000M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037	740,280
		2,360,855
	Pre-Refunded/Escrowed-to-Maturity—1.8%
615M	Boyertown Area School District 5% 4/1/2015 (a)	651,673
	Toll & Turnpike—9.1%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,122,910
1,000M	5% 6/1/2029	1,031,030
1,000M	5% 12/1/2030	1,047,880
		3,201,820
	Water/Sewer—13.3%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,029,400
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,037,780
500M	North Penn Water Auth. Rev. 5% 11/1/2032	517,990
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,066,080
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,037,310
		4,688,560
Total Value of Municipal Bonds (cost $33,030,361)	99.2%	35,062,298
Other Assets, Less Liabilities	.8	290,508
Net Assets	100.0%	$35,352,806

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

82	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)*
Class A Shares	1.01%
Actual		$1,000.00	$ 989.21	$5.06
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.81%
Actual		$1,000.00	$ 985.60	$9.06
Hypothetical**		$1,000.00	$1,016.09	$9.20
Advisor Class Shares	0.86%
Actual		$1,000.00	$ 986.90	$4.31
Hypothetical**		$1,000.00	$1,020.87	$4.38
Institutional Class Shares	0.71%
Actual		$1,000.00	$ 990.75	$3.56
Hypothetical**		$1,000.00	$1,021.63	$3.62

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2013, and are based on the total value of investments.

83

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	(4.38%)	(5.06%)	N/A	N/A
Five Years	4.51%	3.76%	N/A	N/A
Ten Years, Since Inception**	3.34%	2.75%	(6.03%)	(5.59%)
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	(9.90%)	(8.76%)	N/A	N/A
Five Years	3.28%	3.41%	N/A	N/A
Ten Years, Since Inception**	2.73%	2.75%	(6.03%)	(5.59%)
S.E.C. 30-Day Yield***	2.27%	1.62%	2.06%	2.70%

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/03 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

84

* Average Annual Total Return figures (for the periods ended 12/31/13) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.96%), 3.23% and 2.61%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 2.20%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.82%), 3.37% and 2.63%, respectively, and the S.E.C. 30-Day Yield for December 2013 would have been 1.54%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (9.75%) and the S.E.C. 30-Day Yield for December 2013 would have been 0%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return Since Inception would have been (8.53%) and the S.E.C. 30-Day Yield for December 2013 would have been 2.48%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The returns for Advisor Class shares and Institutional Class shares are for the periods beginning 5/1/2013 (commencement of operations).

*** The S.E.C. 30-Day Yield shown is for December 2013.

85

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.3%
	Airport—5.4%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,061,100
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,095,230
		2,156,330
	Appropriation—2.7%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	534,170
500M	5% 2/15/2030	527,445
		1,061,615
	Combined Utility—3.9%
	Richmond Public Util. Revenue:
500M	5% 1/15/2038	529,435
1,000M	5% 1/15/2040	1,033,220
		1,562,655
	Education—5.4%
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	525,795
350M	University of Virginia University Rev. 5% 6/1/2037	364,046
1,070M	Virginia College Bldg. Auth. Rev. 5% 9/1/2023	1,240,162
		2,130,003
	General Obligation—24.6%
1,000M	Danville 5% 8/1/2029	1,106,960
500M	Hanover Cnty. 5.25% 1/15/2031	550,235
1,000M	Hopewell 5.875% 7/15/2034	1,172,420
1,000M	Norfolk 5% 8/1/2034	1,069,060
1,000M	Portsmouth 5% 2/1/2035	1,061,410
500M	Powhatan Cnty. 5% 1/15/2032	517,060
1,000M	Suffolk 5% 6/1/2028	1,091,470
	Virginia State Public School Authority Revenue:
1,000M	5% 8/1/2026	1,102,860
1,000M	5% 8/1/2028	1,110,120
1,000M	Waynesboro 5% 1/15/2034	1,014,770
		9,796,365

86

Principal
Amount	Security	Value
	Health Care—5.3%
$1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	$ 1,074,980
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036	1,019,250
		2,094,230
	Lease—17.9%
135M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2031	142,281
1,000M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,066,210
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,088,910
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,067,100
775M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031	783,905
1,765M	Virginia St. Cmnwlth. Trans. Rev. 5% 5/15/2029	1,931,492
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,058,630
		7,138,528
	Other Revenue—5.3%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,077,390
1,000M	5% 11/1/2033	1,051,620
		2,129,010
	Other Tax—2.9%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	6% 8/1/2039	750,680
500M	5.25% 8/1/2040	392,545
		1,143,225
	Pre-Refunded/Escrowed-to-Maturity—7.6%
865M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (a)	961,655
1,000M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	1,111,040
225M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)	252,045
650M	University of Virginia University Rev. 5% 6/1/2015 (a)	693,407
		3,018,147

87

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2013

Principal
Amount	Security	Value
	Transportation—2.7%
$1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	$ 1,079,960
	Water/Sewer—13.6%
1,000M	Fairfax Cnty. Water Auth. Rev. 5% 4/1/2028	1,117,070
1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,050,560
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	520,040
1,000M	Norfolk Water Rev. 5% 11/1/2037	1,046,770
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	609,497
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,070,520
		5,414,457
Total Value of Municipal Bonds (cost $37,367,671)	97.3%	38,724,525
Other Assets, Less Liabilities	2.7	1,068,332
Net Assets	100.0%	$39,792,857

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

88	See notes to financial statements

This page left intentionally blank.

89

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$584,067,115	$248,089,186	$43,200,425	$31,219,159	$20,981,549	$19,129,430	$19,142,115

At value (Note 1A)	$632,369,413	$258,416,677	$45,895,724	$32,544,730	$22,183,567	$19,871,159	$20,522,453
Cash	31,676	4,827,978	56,640	—	—	—	104,149
Receivables:
Interest	11,239,254	3,986,671	679,813	583,510	320,791	300,627	287,997
Shares sold	375,842	222,752	21,068	58,484	7,098	22,608	749
Other assets	31,523	13,095	2,256	1,471	1,022	940	1,073

Total Assets	644,047,708	267,467,173	46,655,501	33,188,195	22,512,478	20,195,334	20,916,421

Liabilities
Cash overdraft	—	—	—	243,874	16,815	6,639	—
Payables:
Investment securities purchased	—	4,862,745	—	—	—	—	—
Dividends payable	520,071	122,891	36,743	18,477	13,937	14,593	12,312
Shares redeemed	1,050,436	512,722	281,154	694	62,693	80,413	7,777
Accrued advisory fees	310,279	127,080	21,688	15,334	10,489	9,393	9,720
Accrued shareholder servicing costs	25,466	14,749	1,948	1,217	1,120	929	799
Accrued expenses	83,885	36,363	16,163	15,539	11,279	13,507	14,788

Total Liabilities	1,990,137	5,676,550	357,696	295,135	116,333	125,474	45,396

Net Assets	$642,057,571	$261,790,623	$46,297,805	$32,893,060	$22,396,145	$20,069,860	$20,871,025

Net Assets Consist of:
Capital paid in	$602,132,355	$258,926,038	$45,142,275	$32,127,592	$21,651,701	$19,325,213	$19,789,066
Undistributed net investment income	684,424	547,492	76,739	19,960	102	27,105	2,405
Accumulated net realized loss on investments
and futures transactions	(9,061,506)	(8,010,398)	(1,616,508)	(580,063)	(457,676)	(24,187)	(300,784)
Net unrealized appreciation in value of investments	48,302,298	10,327,491	2,695,299	1,325,571	1,202,018	741,729	1,380,338

Total	$642,057,571	$261,790,623	$46,297,805	$32,893,060	$22,396,145	$20,069,860	$20,871,025

90	91

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Net Assets:
Class A	$640,624,704	$258,897,689	$46,230,758	$32,099,697	$22,163,811	$19,867,300	$20,801,705
Class B	$1,430,963	$2,891,067	$65,142	$791,469	$230,450	$200,687	$67,404
Advisor Class	$950	$932	$951	$945	$940	$936	$957
Institutional Class	$954	$935	$954	$949	$944	$937	$959

Shares of beneficial interest outstanding (Note 2):
Class A	67,008,017	16,373,553	3,796,085	2,463,582	1,931,224	1,700,726	1,723,437
Class B	149,998	183,346	5,359	60,822	20,113	17,217	5,601
Advisor Class	100	59	78	73	82	80	79
Institutional Class	100	59	78	73	82	80	79

Net asset value and redemption price
per share – Class A	$9.56	$15.81	$12.18	$13.03	$11.48	$11.68	$12.07

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.14	$16.77	$12.92	$13.82	$12.18	$12.39	$12.81

Net asset value and offering price per share –
Class B	$9.54	$15.77	$12.16	$13.01	$11.46	$11.66	$12.03

Net asset value and offering price per share –
Advisor Class	$9.54	$15.79	$12.16	$13.01	$11.46	$11.67	$12.05

Net asset value and offering price per share –
Institutional Class	$9.57	$15.84	$12.20	$13.06	$11.49	$11.69	$12.08

*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements	93

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$45,298,500	$141,873,910	$22,265,844	$20,163,022	$44,434,569	$33,030,361	$37,367,671

At value (Note 1A)	$48,086,603	$151,101,315	$23,608,675	$21,013,504	$46,932,318	$35,062,298	$38,724,525
Cash	—	804,964	—	396,025	832,673	49,177	520,677
Receivables:
Interest	695,120	2,050,208	330,512	218,694	468,310	394,404	619,353
Shares sold	740	40,182	1,356	—	16,155	13,322	1,392
Other assets	2,384	7,713	1,164	1,032	2,450	1,635	1,870

Total Assets	48,784,847	154,004,382	23,941,707	21,629,255	48,251,906	35,520,836	39,867,817

Liabilities
Cash overdraft	7,303	—	147,075	—	—	—	—
Payables:
Dividends payable	36,397	120,889	17,545	12,771	23,839	46,026	38,916
Shares redeemed	29,201	239,897	116,701	125	19,351	87,809	—
Accrued advisory fees	22,711	71,504	11,141	10,043	22,340	16,753	18,388
Accrued shareholder servicing costs	1,934	6,383	782	827	2,311	1,383	1,625
Accrued expenses	17,452	27,591	14,092	14,076	16,744	16,059	16,031

Total Liabilities	114,998	466,264	307,336	37,842	84,585	168,030	74,960

Net Assets	$48,669,849	$153,538,118	$23,634,371	$21,591,413	$48,167,321	$35,352,806	$39,792,857

Net Assets Consist of:
Capital paid in	$46,649,931	$147,560,971	$22,628,041	$21,021,435	$47,161,936	$33,479,926	$39,522,343
Undistributed net investment income	204	118,878	11,873	17,761	30,760	24,854	17,816
Accumulated net realized loss on investments	(768,389)	(3,369,136)	(348,374)	(298,265)	(1,523,124)	(183,911)	(1,104,156)
Net unrealized appreciation in value of investments	2,788,103	9,227,405	1,342,831	850,482	2,497,749	2,031,937	1,356,854

Total	$48,669,849	$153,538,118	$23,634,371	$21,591,413	$48,167,321	$35,352,806	$39,792,857

94	95

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Net Assets:
Class A	$48,022,870	$152,201,458	$23,348,880	$21,506,205	$47,715,763	$35,056,049	$39,637,771
Class B	$645,096	$1,334,763	$283,596	$83,318	$449,689	$294,863	$153,202
Advisor Class	$939	$947	$946	$944	$932	$946	$939
Institutional Class	$944	$950	$949	$946	$937	$948	$945

Shares of beneficial interest outstanding (Note 2):
Class A	3,812,658	10,780,478	1,757,052	1,782,656	3,643,620	2,742,821	3,123,372
Class B	51,346	94,639	21,347	6,922	34,432	23,124	12,114
Advisor Class	75	67	71	78	71	74	74
Institutional Class	75	67	71	78	71	74	74

Net asset value and redemption price
per share – Class A	$12.60	$14.12	$13.29	$12.06	$13.10	$12.78	$12.69

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.37	$14.98	$14.10	$12.80	$13.90	$13.56	$13.46

Net asset value and offering price per share –
Class B	$12.56	$14.10	$13.29	$12.04	$13.06	$12.75	$12.65

Net asset value and offering price per share –
Advisor Class	$12.57	$14.09	$13.28	$12.04	$13.07	$12.77	$12.66

Net asset value and offering price per share –
Institutional Class	$12.62	$14.14	$13.30	$12.07	$13.12	$12.79	$12.72

*On purchases of $100,000 or more, the sales charge is reduced.

96	See notes to financial statements	97

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$34,112,925	$12,267,155	$2,141,041	$1,555,786	$1,068,320	$1,052,524	$1,017,182

Expenses (Notes 1 and 5):
Advisory fees	4,077,594	1,721,830	291,307	210,374	146,948	133,043	138,193
Distribution plan expenses – Class A	2,052,704	850,359	145,258	102,826	72,643	65,844	68,879
Distribution plan expenses – Class B	15,563	35,174	1,306	7,856	2,757	2,246	713
Shareholder servicing costs – Class A	366,760	212,176	28,855	17,090	15,853	13,574	11,726
Shareholder servicing costs – Class B	1,418	3,592	150	655	226	212	102
Shareholder servicing costs – Advisor Class	27	27	27	27	27	27	27
Shareholder servicing costs – Institutional Class	19	19	19	19	19	19	19
Professional fees	124,133	50,558	17,211	16,006	13,968	13,760	18,586
Registration fees	69,000	71,796	2,916	2,769	9,210	4,665	1,976
Custodian fees	42,281	32,482	7,042	5,393	4,509	3,510	4,371
Reports to shareholders	29,546	13,037	2,701	2,314	2,066	2,205	2,122
Trustees’ fees	35,222	14,708	2,456	1,797	1,263	1,144	1,190
Other expenses	94,032	46,881	16,919	13,956	9,529	10,530	14,413

Total expenses	6,908,299	3,052,639	516,167	381,082	279,018	250,779	262,317
Less: Expenses waived	(305,779)	(143,527)	(29,896)	(21,534)	(15,040)	(13,583)	(14,122)

Net expenses	6,602,520	2,909,112	486,271	359,548	263,978	237,196	248,195

Net investment income	27,510,405	9,358,043	1,654,770	1,196,238	804,342	815,328	768,987

Realized and Unrealized Gain (Loss) on Investments
and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	(3,720,628)	(8,015,908)	(1,227,958)	(580,063)	(457,676)	(24,187)	(158,901)
Futures contracts (Note 1F)	—	5,510	—	—	—	—	—
Net realized loss on investments
and futures transactions	(3,720,628)	(8,010,398)	(1,227,958)	(580,063)	(457,676)	(24,187)	(158,901)

Net unrealized depreciation of investments	(46,725,511)	(16,925,809)	(1,924,149)	(2,162,584)	(1,514,789)	(2,161,714)	(1,339,034)

Net loss on investments and futures	(50,446,139)	(24,936,207)	(3,152,107)	(2,742,647)	(1,972,465)	(2,185,901)	(1,497,935)

Net Decrease in Net Assets Resulting
from Operations	$(22,935,734)	$(15,578,164)	$(1,497,337)	$(1,546,409)	$(1,168,123)	$(1,370,573)	$(728,948)

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2013

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,519,316	$7,570,664	$1,208,291	$1,061,316	$2,239,015	$1,836,970	$1,749,390

Expenses (Notes 1 and 5):
Advisory fees	321,420	986,313	155,729	137,682	313,051	232,664	242,889
Distribution plan expenses – Class A	158,509	488,831	76,785	68,415	155,018	115,191	120,822
Distribution plan expenses – Class B	7,325	14,406	3,583	1,409	4,965	3,790	2,063
Shareholder servicing costs – Class A	28,356	92,239	10,848	12,221	32,840	20,179	21,627
Shareholder servicing costs – Class B	794	1,166	279	192	591	567	251
Shareholder servicing costs – Advisor Class	27	27	27	27	27	27	27
Shareholder servicing costs – Institutional Class	19	19	19	19	19	19	19
Professional fees	18,654	34,705	14,109	13,810	17,719	16,353	16,491
Registration fees	1,977	3,966	1,976	1,976	2,117	2,076	1,976
Custodian fees	7,287	14,344	3,954	4,190	8,083	5,558	5,425
Reports to shareholders	3,125	6,819	2,138	2,044	3,196	2,627	2,650
Trustees’ fees	2,765	8,431	1,335	1,180	2,676	1,989	2,060
Other expenses	16,665	32,403	11,429	11,696	17,692	14,958	15,384

Total expenses	566,923	1,683,669	282,211	254,861	557,994	415,998	431,684
Less: Expenses waived	(32,787)	(100,695)	(15,950)	(14,100)	(31,952)	(23,802)	(24,909)

Net expenses	534,136	1,582,974	266,261	240,761	526,042	392,196	406,775

Net investment income	1,985,180	5,987,690	942,030	820,555	1,712,973	1,444,774	1,342,615

Realized and Unrealized Gain (Loss) on
Investments (Note 4):
Net realized loss on investments	(768,389)	(1,827,240)	(300,091)	(297,641)	(1,393,640)	(183,911)	(694,462)
Net unrealized depreciation of investments	(3,685,161)	(10,706,164)	(1,825,082)	(1,451,172)	(3,153,958)	(2,786,241)	(2,492,375)

Net loss on investments	(4,453,550)	(12,533,404)	(2,125,173)	(1,748,813)	(4,547,598)	(2,970,152)	(3,186,837)

Net Decrease in Net Assets Resulting
from Operations	$(2,468,370)	$(6,545,714)	$(1,183,143)	$(928,258)	$(2,834,625)	$(1,525,378)	$(1,844,222)

100	See notes to financial statements	101

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
Year Ended December 31	2013	2012	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$27,510,405	$28,751,213	$9,358,043	$8,314,409	$1,654,770	$1,439,878	$1,196,238	$1,206,474
Net realized gain (loss) on investments, futures and
swap agreements	(3,720,628)	(1,264,407)	(8,010,398)	4,066,304	(1,227,958)	45,842	(580,063)	300,333
Net unrealized appreciation (depreciation) of investments	(46,725,511)	23,166,341	(16,925,809)	9,059,891	(1,924,149)	1,736,494	(2,162,584)	781,586

Net increase (decrease) in net assets resulting
from operations	(22,935,734)	50,653,147	(15,578,164)	21,440,604	(1,497,337)	3,222,214	(1,546,409)	2,288,393

Distributions to Shareholders
Net investment income – Class A	(26,859,808)	(28,973,049)	(8,750,480)	(8,285,690)	(1,576,909)	(1,447,188)	(1,173,369)	(1,188,749)
Net investment income – Class B	(50,288)	(58,665)	(85,950)	(111,021)	(3,365)	(7,641)	(21,302)	(19,591)
Net investment income – Advisor Class	(25)	—	(20)	—	(21)	—	(22)	—
Net investment income – Institutional Class	(25)	—	(20)	—	(21)	—	(22)	—
Net realized gains – Class A	—	—	—	(934,796)	—	—	—	(232,990)
Net realized gains – Class B	—	—	—	(13,425)	—	—	—	(4,956)

Total distributions	(26,910,146)	(29,031,714)	(8,836,470)	(9,344,932)	(1,580,316)	(1,454,829)	(1,194,715)	(1,446,286)

Trust Share Transactions
Class A:
Proceeds from shares sold	28,986,045	35,957,620	39,831,240	81,699,878	8,294,121	14,591,889	2,379,756	5,148,805
Reinvestment of distributions	20,308,996	21,814,242	7,253,443	7,634,790	1,109,045	1,031,681	957,702	1,146,197
Cost of shares redeemed	(82,195,236)	(62,959,233)	(58,866,220)	(28,395,505)	(7,916,324)	(5,196,049)	(4,513,657)	(5,834,917)

	(32,900,195)	(5,187,371)	(11,781,537)	60,939,163	1,486,842	10,427,521	(1,176,199)	460,085
Class B:
Proceeds from shares sold	210,896	170,845	231,966	628,565	6,600	76,600	116,298	100,933
Reinvestment of distributions	41,583	47,070	61,184	84,646	2,297	5,664	17,013	22,312
Cost of shares redeemed	(316,561)	(819,833)	(1,312,306)	(1,162,762)	(211,955)	(84,518)	(46,089)	(64,296)

	(64,082)	(601,918)	(1,019,156)	(449,551)	(203,058)	(2,254)	87,222	58,949

Advisor Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	25	—	20	—	21	—	22	—
Cost of shares redeemed	—	—	—	—	—	—	—	—

	1,025	—	1,020	—	1,021	—	1,022	—

Institutional Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	25	—	20	—	21	—	22	—
Cost of shares redeemed	—	—	—	—	—	—	—	—

	1,025	—	1,020	—	1,021	—	1,022	—

Net increase (decrease) from trust share transactions	(32,962,227)	(5,789,289)	(12,798,653)	60,489,612	1,285,826	10,425,267	(1,086,933)	519,034

Net increase (decrease) in net assets	(82,808,107)	15,832,144	(37,213,287)	72,585,284	(1,791,827)	12,192,652	(3,828,057)	1,361,141

Net Assets
Beginning of year	724,865,678	709,033,534	299,003,910	226,418,626	48,089,632	35,896,980	36,721,117	35,359,976

End of year †	$642,057,571	$724,865,678	$261,790,623	$299,003,910	$46,297,805	$48,089,632	$32,893,060	$36,721,117

†Includes undistributed net investment income of	$684,424	$84,165	$547,492	$25,919	$76,739	$2,285	$19,960	$18,429

102	103

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
Year Ended December 31	2013	2012	2013	2012	2013	2012	2013	2012
Trust Shares Issued and Redeemed
Class A:
Sold	2,934,023	3,513,659	2,396,430	4,799,382	654,632	1,134,639	176,618	365,628
Issued for distributions reinvested	2,056,417	2,130,069	443,086	447,978	88,938	80,253	71,028	81,265
Redeemed	(8,385,561)	(6,171,530)	(3,640,962)	(1,670,436)	(637,723)	(405,450)	(339,852)	(413,590)

Net increase (decrease) in Class A trust shares outstanding	(3,395,121)	(527,802)	(801,446)	3,576,924	105,847	809,442	(92,206)	33,303

Class B:
Sold	21,211	16,662	14,118	37,056	529	5,979	8,515	7,167
Issued for distributions reinvested	4,220	4,606	3,732	4,974	183	441	1,262	1,584
Redeemed	(32,408)	(80,998)	(80,833)	(69,049)	(16,868)	(6,626)	(3,336)	(4,529)

Net increase (decrease) in Class B trust shares outstanding	(6,977)	(59,730)	(62,983)	(27,019)	(16,156)	(206)	6,441	4,222

Advisor Class:
Sold	97	—	58	—	76	—	71	—
Issued for dividends reinvested	3	—	1	—	2	—	2	—
Redeemed	—	—	—	—	—	—	—	—

Net increase in Advisor Class trust shares outstanding	100	—	59	—	78	—	73	—

Institutional Class:
Sold	97	—	58	—	76	—	71	—
Issued for dividends reinvested	3	—	1	—	2	—	2	—
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	100	—	59	—	78	—	73	—

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2013	2012	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$804,342	$872,806	$815,328	$828,690	$768,987	$812,186	$1,985,180	$2,045,862
Net realized gain (loss) on investments and swap agreements	(457,676)	391,523	(24,187)	64,622	(158,901)	(11,592)	(768,389)	275,300
Net unrealized appreciation (depreciation) of investments	(1,514,789)	488,288	(2,161,714)	743,943	(1,339,034)	751,306	(3,685,161)	1,225,307

Net increase (decrease) in net assets resulting
from operations	(1,168,123)	1,752,617	(1,370,573)	1,637,255	(728,948)	1,551,900	(2,468,370)	3,546,469

Distributions to Shareholders
Net investment income – Class A	(829,469)	(861,151)	(795,534)	(813,880)	(775,326)	(830,458)	(1,974,470)	(2,103,164)
Net investment income – Class B	(7,632)	(10,635)	(6,600)	(7,284)	(1,966)	(1,987)	(22,444)	(24,088)
Net investment income – Advisor Class	(22)	—	(23)	—	(22)	—	(24)	—
Net investment income – Institutional Class	(22)	—	(23)	—	(22)	—	(24)	—
Net realized gains – Class A	—	(136,670)	—	(60,394)	—	—	—	(105,812)
Net realized gains – Class B	—	(1,790)	—	(682)	—	—	—	(1,520)

Total distributions	(837,145)	(1,010,246)	(802,180)	(882,240)	(777,336)	(832,445)	(1,996,962)	(2,234,584)

Trust Share Transactions
Class A:
Proceeds from shares sold	1,612,884	1,831,019	1,112,112	2,357,310	1,504,516	1,815,183	4,269,414	5,023,219
Reinvestment of distributions	652,560	798,206	611,130	651,306	617,112	645,454	1,482,982	1,590,223
Cost of shares redeemed	(3,922,054)	(2,747,648)	(3,158,869)	(2,641,738)	(4,397,034)	(2,170,268)	(9,996,175)	(4,709,739)

	(1,656,610)	(118,423)	(1,435,627)	366,878	(2,275,406)	290,369	(4,243,779)	1,903,703
Class B:
Proceeds from shares sold	12,565	18,500	—	15,804	—	20,000	84,295	250,610
Reinvestment of distributions	5,491	9,763	5,344	6,627	1,965	1,987	15,997	20,414
Cost of shares redeemed	(101,657)	(121,001)	(41,120)	(26,265)	(8,867)	(12,233)	(205,302)	(253,553)

	(83,601)	(92,738)	(35,776)	(3,834)	(6,902)	9,754	(105,010)	17,471

Advisor Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	22	—	23	—	22	—	24	—
Cost of shares redeemed	—	—	—	—	—	—	—	—

	1,022	—	1,023	—	1,022	—	1,024	—

Institutional Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	22	—	23	—	22	—	24	—
Cost of shares redeemed	—	—	—	—	—	—	—	—

	1,022	—	1,023	—	1,022	—	1,024	—

Net increase (decrease) from trust share transactions	(1,738,167)	(211,161)	(1,469,357)	363,044	(2,280,264)	300,123	(4,346,741)	1,921,174

Net increase (decrease) in net assets	(3,743,435)	531,210	(3,642,110)	1,118,059	(3,786,548)	1,019,578	(8,812,073)	3,233,059

Net Assets
Beginning of year	26,139,580	25,608,370	23,711,970	22,593,911	24,657,573	23,637,995	57,481,922	54,248,863

End of year †	$22,396,145	$26,139,580	$20,069,860	$23,711,970	$20,871,025	$24,657,573	$48,669,849	$57,481,922

†Includes undistributed net investment income of	$102	$32,905	$27,105	$10,411	$2,405	$10,754	$204	$11,986

106	107

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2013	2012	2013	2012	2013	2012	2013	2012
Trust Shares Issued and Redeemed
Class A:
Sold	133,922	146,754	88,623	183,977	120,285	142,623	326,158	367,093
Issued for distributions reinvested	54,988	64,074	50,221	50,800	49,726	50,328	113,322	115,962
Redeemed	(332,568)	(220,973)	(262,001)	(205,532)	(354,934)	(170,479)	(771,308)	(344,064)

Net increase (decrease) in Class A trust shares outstanding	(143,658)	(10,145)	(123,157)	29,245	(184,923)	22,472	(331,828)	138,991

Class B:
Sold	1,058	1,488	—	1,234	—	1,566	6,435	18,250
Issued for distributions reinvested	461	785	440	517	159	155	1,221	1,491
Redeemed	(8,557)	(9,727)	(3,358)	(2,059)	(704)	(966)	(15,832)	(18,601)

Net increase (decrease) in Class B trust shares outstanding	(7,038)	(7,454)	(2,918)	(308)	(545)	755	(8,176)	1,140

Advisor Class:
Sold	80	—	78	—	77	—	73	—
Issued for dividends reinvested	2	—	2	—	2	—	2	—
Redeemed	—	—	—	—	—	—	—	—

Net increase in Advisor Class trust shares outstanding	82	—	80	—	79	—	75	—

Institutional Class:
Sold	80	—	78	—	77	—	73	—
Issued for dividends reinvested	2	—	2	—	2	—	2	—
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	82	—	80	—	79	—	75	—

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,987,690	$6,159,664	$942,030	$941,346	$820,555	$863,360
Net realized gain (loss) on investments and swap agreements	(1,827,240)	(89,300)	(300,091)	56,133	(297,641)	146,344
Net unrealized appreciation (depreciation) of investments	(10,706,164)	4,561,397	(1,825,082)	695,945	(1,451,172)	462,145

Net increase (decrease) in net assets resulting
from operations	(6,545,714)	10,631,761	(1,183,143)	1,693,424	(928,258)	1,471,849

Distributions to Shareholders
Net investment income – Class A	(5,832,384)	(6,278,795)	(926,442)	(955,258)	(799,611)	(862,457)
Net investment income – Class B	(41,426)	(40,412)	(10,452)	(13,749)	(3,988)	(6,404)
Net investment income – Advisor Class	(23)	—	(23)	—	(23)	—
Net investment income – Institutional Class	(23)	—	(23)	—	(23)	—
Net realized gains – Class A	—	—	—	—	—	(13,213)
Net realized gains – Class B	—	—	—	—	—	(104)

Total distributions	(5,873,856)	(6,319,207)	(936,940)	(969,007)	(803,645)	(882,178)

Trust Share Transactions
Class A:
Proceeds from shares sold	10,740,572	14,824,233	1,268,460	2,246,326	943,681	1,550,517
Reinvestment of distributions	4,278,035	4,499,328	705,087	736,104	636,575	679,499
Cost of shares redeemed	(21,951,857)	(11,683,117)	(3,574,143)	(1,984,562)	(2,485,559)	(1,836,415)

	(6,933,250)	7,640,444	(1,600,596)	997,868	(905,303)	393,601

Class B:
Proceeds from shares sold	103,258	745,074	—	76,216	11,200	1,200
Reinvestment of distributions	37,859	37,397	7,816	9,079	3,621	5,928
Cost of shares redeemed	(337,487)	(298,608)	(116,977)	(193,806)	(109,944)	(68,188)

	(196,370)	483,863	(109,161)	(108,511)	(95,123)	(61,060)

Advisor Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	23	—	23	—	23	—
Cost of shares redeemed	—	—	—	—	—	—

	1,023	—	1,023	—	1,023	—

Institutional Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	23	—	23	—	23	—
Cost of shares redeemed	—	—	—	—	—	—

	1,023	—	1,023	—	1,023	—

Net increase (decrease) from trust share transactions	(7,127,574)	8,124,307	(1,707,711)	889,357	(998,380)	332,541

Net increase (decrease) in net assets	(19,547,144)	12,436,861	(3,827,794)	1,613,774	(2,730,283)	922,212

Net Assets
Beginning of year	173,085,262	160,648,401	27,462,165	25,848,391	24,321,696	23,399,484

End of year †	$153,538,118	$173,085,262	$23,634,371	$27,462,165	$21,591,413	$24,321,696

†Includes undistributed net investment income of	$118,878	$5,044	$11,873	$6,783	$17,761	$232

110	111

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2013	2012	2013	2012	2013	2012
Trust Shares Issued and Redeemed
Class A:
Sold	731,951	975,131	91,175	155,685	75,109	119,382
Issued for distributions reinvested	293,068	295,684	51,178	51,204	50,952	52,214
Redeemed	(1,513,902)	(768,477)	(262,975)	(138,171)	(199,208)	(141,304)

Net increase (decrease) in Class A trust shares outstanding	(488,883)	502,338	(120,622)	68,718	(73,147)	30,292

Class B:
Sold	7,121	49,132	—	5,359	859	92
Issued for distributions reinvested	2,590	2,458	565	631	287	456
Redeemed	(22,804)	(19,719)	(8,634)	(13,539)	(8,818)	(5,260)

Net increase (decrease) in Class B trust shares outstanding	(13,093)	31,871	(8,069)	(7,549)	(7,672)	(4,712)

Advisor Class:
Sold	65	—	69	—	76	—
Issued for dividends reinvested	2	—	2	—	2	—
Redeemed	—	—	—	—	—	—

Net increase in Advisor Class trust shares outstanding	67	—	71	—	78	—

Institutional Class:
Sold	65	—	69	—	76	—
Issued for dividends reinvested	2	—	2	—	2	—
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	67	—	71	—	78	—

112	See notes to financial statements	113

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,712,973	$1,650,962	$1,444,774	$1,456,198	$1,342,615	$1,315,222
Net realized gain (loss) on investments and swap agreements	(1,393,640)	86,075	(183,911)	56,568	(694,462)	(25,058)
Net unrealized appreciation (depreciation) of investments	(3,153,958)	1,447,064	(2,786,241)	1,369,107	(2,492,375)	957,705

Net increase (decrease) in net assets resulting
from operations	(2,834,625)	3,184,101	(1,525,378)	2,881,873	(1,844,222)	2,247,869

Distributions to Shareholders
Net investment income – Class A	(1,683,159)	(1,629,688)	(1,411,634)	(1,510,371)	(1,335,336)	(1,335,195)
Net investment income – Class B	(12,718)	(14,709)	(11,453)	(16,101)	(5,405)	(10,392)
Net investment income – Advisor Class	(21)	—	(24)	—	(21)	—
Net investment income – Institutional Class	(21)	—	(24)	—	(21)	—
Net realized gains – Class A	—	—	—	(44,778)	—	—
Net realized gains – Class B	—	—	—	(488)	—	—

Total distributions	(1,695,919)	(1,644,397)	(1,423,135)	(1,571,738)	(1,340,783)	(1,345,587)

Trust Share Transactions
Class A:
Proceeds from shares sold	5,595,178	8,738,158	2,181,071	4,036,975	6,034,187	5,651,397
Reinvestment of distributions	1,363,789	1,312,469	852,061	930,168	887,378	909,624
Cost of shares redeemed	(8,632,925)	(4,644,846)	(5,267,603)	(3,652,053)	(5,284,001)	(2,531,054)

	(1,673,958)	5,405,781	(2,234,471)	1,315,090	1,637,564	4,029,967

Class B:
Proceeds from shares sold	6,409	2,972	15,595	74,609	2,400	5,695
Reinvestment of distributions	12,390	13,833	9,287	14,235	4,703	7,492
Cost of shares redeemed	(91,034)	(106,032)	(138,560)	(248,486)	(125,737)	(152,266)

	(72,235)	(89,227)	(113,678)	(159,642)	(118,634)	(139,079)

Advisor Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	21	—	24	—	21	—
Cost of shares redeemed	—	—	—	—	—	—

	1,021	—	1,024	—	1,021	—

Institutional Class:
Proceeds from shares sold	1,000	—	1,000	—	1,000	—
Reinvestment of dividends	21	—	24	—	21	—
Cost of shares redeemed	—	—	—	—	—	—

	1,021	—	1,024	—	1,021	—

Net increase (decrease) from trust share transactions	(1,744,151)	5,316,554	(2,346,101)	1,155,448	1,520,972	3,890,888

Net increase (decrease) in net assets	(6,274,695)	6,856,258	(5,294,614)	2,465,583	(1,664,033)	4,793,170

Net Assets
Beginning of year	54,442,016	47,585,758	40,647,420	38,181,837	41,456,890	36,663,720

End of year †	$48,167,321	$54,442,016	$35,352,806	$40,647,420	$39,792,857	$41,456,890

†Includes undistributed net investment income of	$30,760	$13,706	$24,854	$3,215	$17,816	$15,984

114	115

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2013	2012	2013	2012	2013	2012
Trust Shares Issued and Redeemed
Class A:
Sold	407,430	613,716	163,922	294,570	457,618	413,792
Issued for distributions reinvested	100,218	91,918	64,463	67,772	67,370	66,409
Redeemed	(642,539)	(325,472)	(403,046)	(266,494)	(402,525)	(185,045)

Net increase (decrease) in Class A trust shares outstanding	(134,891)	380,162	(174,661)	95,848	122,463	295,156

Class B:
Sold	480	207	1,177	5,464	182	417
Issued for distributions reinvested	912	971	702	1,039	357	549
Redeemed	(6,553)	(7,505)	(10,547)	(18,256)	(9,472)	(11,099)

Net decrease in Class B trust shares outstanding	(5,161)	(6,327)	(8,668)	(11,753)	(8,933)	(10,133)

Advisor Class:
Sold	70	—	72	—	72	—
Issued for dividends reinvested	1	—	2	—	2	—
Redeemed	—	—	—	—	—	—

Net increase in Advisor Class trust shares outstanding	71	—	74	—	74	—

Institutional Class:
Sold	70	—	72	—	72	—
Issued for dividends reinvested	1	—	2	—	2	—
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	71	—	74	—	74	—

116	See notes to financial statements	117

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Prior to September 4, 2012, Tax Exempt Income Fund was known as Tax Exempt Fund and Tax Exempt Opportunities Fund was known as Tax Exempt Fund II. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest

118

outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2013:

119

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*
Tax Exempt Income	—	$632,369,413	—
Tax Exempt Opportunities	—	258,416,677	—
California	—	45,895,724	—
Connecticut	—	32,544,730	—
Massachusetts	—	22,183,567	—
Michigan	—	19,871,159	—
Minnesota	—	20,522,453	—
New Jersey	—	48,086,603	—
New York	—	151,101,315	—
North Carolina	—	23,608,675	—
Ohio	—	21,013,504	—
Oregon	—	46,932,318	—
Pennsylvania	—	35,062,298	—
Virginia	—	38,724,525	—

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2013, capital loss carryovers were as follows:

120

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$8,311,602	$—	$—	$7,419,423	$892,179
Tax Exempt Opportunities	6,504,141	—	—	6,504,141	—
California	1,287,923	—	—	1,014,340	273,583
Connecticut	348,743	—	—	154,484	194,259
Massachusetts	457,411	—	—	388,022	69,389
Michigan	24,187	—	—	—	24,187
Minnesota	300,784	24,765	—	260,544	15,475
New Jersey	287,854	—	—	213,959	73,895
New York	3,172,219	—	634,149	1,917,762	620,308
North Carolina	210,719	—	—	172,109	38,610
Ohio	262,402	—	—	221,733	40,669
Oregon	1,320,037	—	—	654,116	665,921
Pennsylvania	156,793	—	—	35,746	121,047
Virginia	973,653	—	289,554	453,189	230,910

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010–2012, or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

121

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. The Bank of New York Mellon, custodian of the Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the year ended December 31, 2013, the Funds did not receive any credits.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated

122

account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3–5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ adviser, First Investors Management Company, Inc. (“FIMCO”) to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2013, the Funds had no outstanding investments in futures contracts or options.

123

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2013, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2013, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase

124

in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2013, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2013, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Gain on
Fund	Futures Contracts
Tax Exempt Opportunities	$5,510

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares are new classes that have been added to the Trust and were available for sale to the public in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions. Expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels.

125

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2013, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$ 79,664,238	$107,268,305
Tax Exempt Opportunities	238,121,394	249,576,631
California	29,023,123	26,446,815
Connecticut	8,034,369	9,000,811
Massachusetts	12,459,853	12,926,440
Michigan	3,600,783	4,558,823
Minnesota	5,515,395	7,763,601
New Jersey	15,530,987	19,807,648
New York	72,526,471	78,902,866
North Carolina	6,171,494	7,565,200
Ohio	15,511,689	16,745,706
Oregon	22,247,378	24,064,835
Pennsylvania	15,720,756	17,653,236
Virginia	16,538,139	15,276,441

126

At December 31, 2013, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$584,067,115	$51,167,889	$2,865,591	$48,302,298
Tax Exempt Opportunities	248,089,186	11,991,742	1,664,251	10,327,491
California	43,200,425	2,754,803	59,504	2,695,299
Connecticut	31,219,159	1,577,889	252,318	1,325,571
Massachusetts	20,981,549	1,202,018	—	1,202,018
Michigan	19,129,430	1,020,452	278,723	741,729
Minnesota	19,142,115	1,380,338	—	1,380,338
New Jersey	45,298,500	3,201,884	413,781	2,788,103
New York	141,873,910	10,551,385	1,323,980	9,227,405
North Carolina	22,265,844	1,559,121	216,290	1,342,831
Ohio	20,163,022	1,088,133	237,651	850,482
Oregon	44,434,569	2,805,739	307,990	2,497,749
Pennsylvania	33,030,361	2,248,227	216,290	2,031,937
Virginia	37,367,671	1,872,502	515,648	1,356,854

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and/or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2013, total trustees fees accrued by the Funds amounted to $78,216.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2013, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds. For the periods January 1, 2013 through May 31, 2013 and June 1, 2013 through December 31, 2013, FIMCO has voluntarily waived advisory fees in excess of .55% and .53%, respectively, for each of the Single State Tax Exempt Funds. For the year ended December 31, 2013, advisory fees accrued by the Funds to FIMCO were $9,109,037 of which $787,097 was waived as noted above.

127

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

For the year ended December 31, 2013, FIC, as underwriter, received $2,965,307 in commissions from the sale of shares of the Funds after allowing $231,631 to other dealers.

ADM has entered into an agreement with the Funds to limit the transfer agency expenses for Advisor Class and Institutional Class shares to the extent that transfer agency expenses exceed .20% and .05%, respectively, of the Advisor Class and Institutional Class shares average daily net assets. The agreement expires on May 1, 2014. ADM can be reimbursed by each Class within three years after the date the expense limitation has been made by ADM, provided that such repayment does not cause the transfer agency expenses of Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Board. For the year ended December 31, 2013, shareholder servicing costs included $811,188 in transfer agent fees accrued to ADM by all classes of which $579 was waived as noted above.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2013, total distribution plan fees accrued to FIC by the Funds amounted to $4,645,240.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2013 and December 31, 2012 were as follows:

128

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total

Tax Exempt
Income	$26,854,132	$56,014	$ —	$26,910,146	$28,998,821	$ 32,893	$ —	$29,031,714
Tax Exempt
Opportunities	8,823,759	12,711	—	8,836,470	8,388,021	396,550	560,361	9,344,932
California	1,579,361	955	—	1,580,316	1,453,914	915	—	1,454,829
Connecticut	1,193,897	818	—	1,194,715	1,208,128	11,091	227,067	1,446,286
Massachusetts	836,793	352	—	837,145	871,595	191	138,460	1,010,246
Michigan	796,579	2,055	3,546	802,180	819,801	1,363	61,076	882,240
Minnesota	777,223	113	—	777,336	832,349	96	—	832,445
New Jersey	1,996,432	530	—	1,996,962	2,126,789	24,084	83,711	2,234,584
New York	5,861,393	12,463	—	5,873,856	6,312,965	6,242	—	6,319,207
North Carolina	936,462	478	—	936,940	968,518	489	—	969,007
Ohio	801,975	1,670	—	803,645	867,688	14,490	—	882,178
Oregon	1,693,502	2,417	—	1,695,919	1,641,816	2,581	—	1,644,397
Pennsylvania	1,422,035	1,100	—	1,423,135	1,523,034	13,541	35,163	1,571,738
Virginia	1,333,983	6,800	—	1,340,783	1,343,705	1,882	—	1,345,587

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Tax-Exempt	Capital	Other			Total
	Ordinary	Loss	Accumulated		Unrealized	Distributable
Fund	Income	Carryover	Losses	*	Appreciation	Earnings	**
Tax Exempt Income	$684,424	$(8,311,602)	$ (749,904)		$48,302,298	$39,925,216
Tax Exempt Opportunities	547,492	(6,504,141)	(1,506,257)		10,327,491	2,864,585
California	76,739	(1,287,923)	(328,585)		2,695,299	1,155,530
Connecticut	19,960	(348,743)	(231,320)		1,325,571	765,468
Massachusetts	102	(457,411)	(265)		1,202,018	744,444
Michigan	27,105	(24,187)	—		741,729	744,647
Minnesota	2,405	(300,784)	—		1,380,338	1,081,959
New Jersey	204	(287,854)	(480,535)		2,788,103	2,019,918
New York	118,878	(3,172,219)	(196,917)		9,227,405	5,977,147
North Carolina	11,873	(210,719)	(137,655)		1,342,831	1,006,330
Ohio	17,761	(262,402)	(35,863)		850,482	569,978
Oregon	30,760	(1,320,037)	(203,087)		2,497,749	1,005,385
Pennsylvania	24,854	(156,793)	(27,118)		2,031,937	1,872,880
Virginia	17,816	(973,653)	(130,503)		1,356,854	270,514

*Other accumulated losses consist of late loss deferrals and post-October loss deferrals, which will be utilized on the first day of the Funds’ next fiscal year.

**Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premium and discounts.

129

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2013

For the year ended December 31, 2013, the following reclassifications were made to reflect permanent differences between book reporting and tax reporting:

		Accumulated
	Undistributed	Net Realized
	Net Investment	Losses on
Fund	Income	Investments

Connecticut	$8	$(8)
Michigan	3,546	(3,546)
Ohio	619	(619)

7. Subsequent Events—Subsequent events occurring after December 31, 2013, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

130

This page left intentionally blank.

131

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from							Ratio to Average		Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
TAX EXEMPT INCOME FUND
Class A
2009	$ 9.28	$.423	$ .523	$ .946	$.426	$ —	$.426	$ 9.80	10.36%	$715,079.96%		.96%	4.40%	1.02%	4.34%	26%
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96		.96	4.30	1.00	4.26	18
2011	9.44	.421	.530	.951	.421	—	.421	9.97	10.32	706,877.96		.96	4.37	1.01	4.32	15
2012	9.97	.408	.304	.712	.412	—	.412	10.27	7.23	723,256.95		.96	3.99	1.00	3.94	10
2013	10.27	.398	(.719)	(.321)	.389	—	.389	9.56	(3.18)	640,625.96		.96	4.01	1.00	3.97	12
Class B
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66	1.66	3.70	1.72	3.64	26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66	1.66	3.60	1.70	3.56	18
2011	9.43	.382	.490	.872	.352	—	.352	9.95	9.43	2,157	1.66	1.66	3.67	1.71	3.62	15
2012	9.95	.358	.294	.652	.342	—	.342	10.26	6.62	1,610	1.65	1.66	3.29	1.70	3.24	10
2013	10.26	.327	(.728)	(.401)	.319	—	.319	9.54	(3.96)	1,431	1.70	1.70	3.28	1.74	3.24	12
Advisor Class
2013(b)	10.31	.241	(.753)	(.512)	.258	—	.258	9.54	(4.97)	1.81		.81	4.16	.85	4.12	12
Institutional Class
2013(b)	10.31	.280	(.762)	(.482)	.258	—	.258	9.57	(4.68)	1.66		.66	4.31	.70	4.27	12
TAX EXEMPT OPPORTUNITIES FUND
Class A
2009	$ 14.54	$.597	$ 1.414	$2.011	$.591	$ —	$.591	$15.96	14.02%	$174,905	1.00%	1.00%	3.89%	1.07%	3.82%	110%
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01	1.01	3.75	1.06	3.70	107
2011	15.18	.604	1.143	1.747	.607	—	.607	16.32	11.76	221,961	1.01	1.01	3.87	1.06	3.82	91
2012	16.32	.541	.901	1.442	.547	.055	.602	17.16	8.92	294,784	1.00	1.00	3.17	1.05	3.12	90
2013	17.16	.539	(1.381)	(.842)	.508	—	.508	15.81	(4.97)	258,898	1.01	1.01	3.27	1.06	3.22	84
Class B
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70	1.70	3.19	1.77	3.12	110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71	1.71	3.05	1.76	3.00	107
2011	15.17	.515	1.127	1.642	.502	—	.502	16.31	11.03	4,458	1.71	1.71	3.17	1.76	3.12	91
2012	16.31	.428	.888	1.316	.441	.055	.496	17.13	8.14	4,220	1.70	1.70	2.47	1.75	2.42	90
2013	17.13	.437	(1.395)	(.958)	.402	—	.402	15.77	(5.65)	2,891	1.73	1.73	2.53	1.78	2.48	84
Advisor Class
2013(b)	17.30	.338	(1.510)	(1.172)	.338	—	.338	15.79	(6.78)	1.84		.84	3.44	.89	3.39	84
Institutional Class
2013(b)	17.30	.385	(1.507)	(1.122)	.338	—	.338	15.84	(6.49)	1.69		.69	3.59	.74	3.54	84

132	133

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions									Ratio to Average Net
		Investment Operations				from						Ratio to Average			Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2009	$11.09	$.475		$1.015	$ 1.490	$.480	$ —	$.480	$12.10	13.62%	$29,206	1.01%	1.01%	4.04%	1.08%	3.97%	60%
2010	12.10	.479		(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03	1.03	3.94	1.08	3.89	42
2011	11.67	.476		.704	1.180	.480	—	.480	12.37	10.35	35,628	1.04	1.04	4.00	1.09	3.95	20
2012	12.37	.449		.595	1.044	.454	—	.454	12.96	8.53	47,811	1.01	1.01	3.49	1.06	3.44	26
2013	12.96	.426	^	(.798)	(.372)	.408	—	.408	12.18	(2.91)	46,231	1.00	1.00	3.41	1.06	3.35	56
Class B
2009	11.09	.392		1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71	1.71	3.34	1.78	3.27	60
2010	12.11	.426		(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73	1.73	3.24	1.78	3.19	42
2011	11.68	.537		.550	1.087	.397	—	.397	12.37	9.49	269	1.74	1.74	3.30	1.79	3.25	20
2012	12.37	.362		.589	.951	.371	—	.371	12.95	7.75	279	1.71	1.71	2.79	1.76	2.74	26
2013	12.95	.326	^	(.791)	(.465)	.325	—	.325	12.16	(3.63)	65	1.75	1.75	2.60	1.81	2.54	56
Advisor Class
2013(b)	13.07	.265	^	(.905)	(.640)	.270	—	.270	12.16	(4.89)	1.85		.85	3.56	.91	3.50	56
Institutional Class
2013(b)	13.07	.311	^	(.911)	(.600)	.270	—	.270	12.20	(4.58)	1.70		.70	3.71	.76	3.65	56
CONNECTICUT FUND
Class A
2009	$12.33	$.505		$ 1.062	$1.567	$.507	$ —	$.507	$13.39	12.88%	$36,229	1.01%	1.01%	3.87%	1.08%	3.80%	20%
2010	13.39	.502		(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02	1.02	3.74	1.07	3.69	15
2011	12.92	.500		.822	1.322	.502	—	.502	13.74	10.45	34,671	1.02	1.02	3.78	1.07	3.73	30
2012	13.74	.472		.423	.895	.473	.092	.565	14.07	6.58	35,957	1.00	1.00	3.35	1.05	3.30	24
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03	(4.16)	32,100	1.01	1.01	3.43	1.07	3.37	23
Class B
2009	12.32	.415		1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71	1.71	3.17	1.78	3.10	20
2010	13.37	.411		(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72	1.72	3.04	1.77	2.99	15
2011	12.90	.411		.823	1.234	.404	—	.404	13.73	9.73	689	1.72	1.72	3.08	1.77	3.03	30
2012	13.73	.372		.416	.788	.376	.092	.468	14.05	5.78	764	1.70	1.70	2.65	1.75	2.60	24
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01	(4.85)	791	1.74	1.74	2.70	1.80	2.64	23
Advisor Class
2013(b)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01	(5.43)	1.87		.87	3.57	.93	3.51	23
Institutional Class
2013(b)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06	(5.07)	1.72		.72	3.72	.78	3.66	23

134	135

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
MASSACHUSETTS FUND
Class A
2009	$10.77	$.453	$ .921	$1.374	$.444	$ —	$.444	$11.70	12.94%	$24,776	1.03%	1.03%	3.97%	1.10%	3.90%	42%
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05	1.05	3.88	1.10	3.83	20
2011	11.30	.446	.786	1.232	.452	—	.452	12.08	11.15	25,190	1.05	1.05	3.84	1.10	3.79	37
2012	12.08	.418	.426	.844	.418	.066	.484	12.44	7.05	25,802	1.04	1.04	3.36	1.09	3.31	44
2013	12.44	.392	(.944)	(.552)	.408	—	.408	11.48	(4.49)	22,164	1.07	1.07	3.29	1.13	3.23	52
Class B
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73	1.73	3.27	1.80	3.20	42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75	1.75	3.18	1.80	3.13	20
2011	11.30	.441	.713	1.154	.374	—	.374	12.08	10.40	418	1.75	1.75	3.14	1.80	3.09	37
2012	12.08	.374	.372	.746	.340	.066	.406	12.42	6.22	337	1.74	1.74	2.66	1.79	2.61	44
2013	12.42	.373	(1.003)	(.630)	.330	—	.330	11.46	(5.13)	230	1.79	1.79	2.57	1.85	2.51	52
Advisor Class
2013(b)	12.47	.243	(.982)	(.739)	.271	—	.271	11.46	(5.93)	1.91		.91	3.45	.97	3.39	52
Institutional Class
2013(b)	12.47	.275	(.984)	(.709)	.271	—	.271	11.49	(5.69)	1.76		.76	3.60	.82	3.54	52
MICHIGAN FUND
Class A
2009	$11.43	$.480	$ .696	$1.176	$.486	$ —	$.486	$12.12	10.46%	$27,142	1.03%	1.03%	4.04%	1.10%	3.97%	31%
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04	1.04	3.92	1.09	3.87	36
2011	11.65	.474	.826	1.300	.477	.023	.500	12.45	11.40	22,340	1.07	1.07	3.96	1.12	3.91	25
2012	12.45	.452	.439	.891	.448	.033	.481	12.86	7.24	23,453	1.05	1.05	3.54	1.10	3.49	28
2013	12.86	.451	(1.188)	(.737)	.443	—	.443	11.68	(5.81)	19,867	1.06	1.06	3.69	1.12	3.63	17
Class B
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73	1.73	3.34	1.80	3.27	31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74	1.74	3.22	1.79	3.17	36
2011	11.64	.401	.805	1.206	.393	.023	.416	12.43	10.55	254	1.77	1.77	3.26	1.82	3.21	25
2012	12.43	.362	.445	.807	.364	.033	.397	12.84	6.55	259	1.75	1.75	2.84	1.80	2.79	28
2013	12.84	.363	(1.184)	(.821)	.359	—	.359	11.66	(6.47)	201	1.80	1.80	2.95	1.86	2.89	17
Advisor Class
2013(b)	12.79	.291	(1.118)	(.827)	.293	—	.293	11.67	(6.48)	1.90		.90	3.85	.96	3.79	17
Institutional Class
2013(b)	12.79	.308	(1.115)	(.807)	.293	—	.293	11.69	(6.32)	1.75		.75	4.00	.81	3.94	17

136	137

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
MINNESOTA FUND
Class A
2009	$11.34	$.426	$ .712	$1.138	$.418	—	$.418	$12.06	10.16%	$21,211	1.05%	1.05%	3.60%	1.12%	3.53%	22%
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05	1.05	3.63	1.10	3.58	30
2011	11.71	.441	.793	1.234	.444	—	.444	12.50	10.74	23,571	1.04	1.04	3.66	1.09	3.61	11
2012	12.50	.429	.391	.820	.440	—	.440	12.88	6.63	24,579	1.03	1.03	3.35	1.08	3.30	5
2013	12.88	.416	(.806)	(.390)	.420	—	.420	12.07	(3.07)	20,802	1.08	1.08	3.34	1.14	3.28	24
Class B
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75	1.75	2.90	1.82	2.83	22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75	1.75	2.93	1.80	2.88	30
2011	11.71	.504	.642	1.146	.366	—	.366	12.49	9.94	67	1.74	1.74	2.96	1.79	2.91	11
2012	12.49	.311	.421	.732	.362	—	.362	12.86	5.91	79	1.73	1.73	2.65	1.78	2.60	5
2013	12.86	.336	(.824)	(.488)	.342	—	.342	12.03	(3.84)	67	1.87	1.87	2.55	1.93	2.49	24
Advisor Class
2013(b)	12.89	.261	(.822)	(.561)	.279	—	.279	12.05	(4.35)	1.93		.93	3.49	.99	3.43	24
Institutional Class
2013(b)	12.89	.287	(.818)	(.531)	.279	—	.279	12.08	(4.12)	1.78		.78	3.64	.84	3.58	24
NEW JERSEY FUND
Class A
2009	$12.02	$.508	$ .990	$1.498	$.498	$ —	$.498	$13.02	12.63%	$52,592.99%		.99%	4.00%	1.06%	3.93%	40%
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99		.99	3.99	1.04	3.94	21
2011	12.57	.523	.779	1.302	.522	—	.522	13.35	10.60	53,470.99		.99	4.07	1.04	4.02	12
2012	13.35	.497	.366	.863	.517	.026	.543	13.67	6.52	56,669.98		.98	3.63	1.03	3.58	24
2013	13.67	.488	(1.067)	(.579)	.491	—	.491	12.60	(4.31)	48,023.99		.99	3.72	1.05	3.66	29
Class B
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69	1.69	3.30	1.76	3.23	40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69	1.69	3.29	1.74	3.24	21
2011	12.56	.490	.723	1.213	.433	—	.433	13.34	9.85	779	1.69	1.69	3.37	1.74	3.32	12
2012	13.34	.398	.366	.764	.428	.026	.454	13.65	5.77	813	1.68	1.68	2.93	1.73	2.88	24
2013	13.65	.403	(1.091)	(.688)	.402	—	.402	12.56	(5.11)	645	1.74	1.74	2.96	1.80	2.90	29
Advisor Class
2013(b)	13.73	.293	(1.127)	(.834)	.326	—	.326	12.57	(6.09)	1.84		.84	3.87	.90	3.81	29
Institutional Class
2013(b)	13.73	.342	(1.126)	(.784)	.326	—	.326	12.62	(5.72)	1.69		.69	4.02	.75	3.96	29

138	139

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
NEW YORK FUND
Class A
2009	$13.45	$.578	$ .949	$1.527	$.567	—	$.567	$14.41	11.52%	$149,941.96%		.96%	4.10%	1.03%	4.03%	38%
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97		.97	3.97	1.02	3.92	29
2011	13.96	.579	.860	1.439	.579	—	.579	14.82	10.54	159,525.97		.97	4.05	1.02	4.00	25
2012	14.82	.556	.405	.961	.571	—	.571	15.21	6.55	171,448.96		.97	3.66	1.02	3.61	26
2013	15.21	.535	(1.101)	(.566)	.524	—	.524	14.12	(3.78)	152,201.96		.96	3.65	1.02	3.59	45
Class B
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66	1.66	3.40	1.73	3.33	38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67	1.67	3.27	1.72	3.22	29
2011	13.96	.487	.840	1.327	.477	—	.477	14.81	9.68	1,123	1.67	1.67	3.35	1.72	3.30	25
2012	14.81	.445	.414	.859	.469	—	.469	15.20	5.84	1,638	1.66	1.67	2.96	1.72	2.91	26
2013	15.20	.428	(1.107)	(.679)	.421	—	.421	14.10	(4.52)	1,335	1.68	1.68	2.92	1.74	2.86	45
Advisor Class
2013(b)	15.26	.329	(1.151)	(.822)	.348	—	.348	14.09	(5.40)	1.81		.81	3.80	.87	3.74	45
Institutional Class
2013(b)	15.26	.384	(1.156)	(.772)	.348	—	.348	14.14	(5.06)	1.66		.66	3.95	.72	3.89	45
NORTH CAROLINA FUND
Class A
2009	$12.52	$.513	$1.001	$1.514	$.514	$ —	$.514	$13.52	12.28%	$ 24,580	1.02%	1.02%	3.90%	1.09%	3.83%	71%
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03	1.03	3.80	1.08	3.75	18
2011	13.10	.524	.898	1.422	.522	—	.522	14.00	11.08	25,331	1.02	1.02	3.89	1.07	3.84	21
2012	14.00	.503	.415	.918	.518	—	.518	14.40	6.63	27,039	1.01	1.01	3.51	1.06	3.46	24
2013	14.40	.504	(1.114)	(.610)	.500	—	.500	13.29	(4.30)	23,349	1.02	1.02	3.64	1.08	3.58	24
Class B
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72	1.72	3.20	1.79	3.13	71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73	1.73	3.10	1.78	3.05	18
2011	13.10	.448	.888	1.336	.426	—	.426	14.01	10.37	518	1.72	1.72	3.19	1.77	3.14	21
2012	14.01	.410	.402	.812	.422	—	.422	14.40	5.84	424	1.71	1.71	2.81	1.76	2.76	24
2013	14.40	.407	(1.113)	(.706)	.404	—	.404	13.29	(4.96)	284	1.75	1.75	2.89	1.81	2.83	24
Advisor Class
2013(b)	14.39	.326	(1.104)	(.778)	.332	—	.332	13.28	(5.42)	1.88		.88	3.78	.94	3.72	24
Institutional Class
2013(b)	14.39	.343	(1.101)	(.758)	.332	—	.332	13.30	(5.28)	1.73		.73	3.93	.79	3.87	24

140	141

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
OHIO FUND
Class A
2009	$11.80	$.483	$ .719	$1.202	$.484	$.048	$.532	$12.47	10.33%	$22,635	1.03%	1.03%	3.93%	1.10%	3.86%	42%
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04	1.04	3.85	1.09	3.80	30
2011	12.08	.486	.599	1.085	.485	—	.485	12.68	9.18	23,155	1.04	1.04	3.95	1.09	3.90	35
2012	12.68	.464	.330	.794	.467	.007	.474	13.00	6.32	24,132	1.03	1.03	3.57	1.08	3.52	28
2013	13.00	.449	(.949)	(.500)	.440	—	.440	12.06	(3.92)	21,506	1.04	1.04	3.58	1.10	3.52	69
Class B
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73	1.73	3.23	1.80	3.16	42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18	566	1.74	1.74	3.15	1.79	3.10	30
2011	12.09	.422	.570	.992	.402	—	.402	12.68	8.36	245	1.74	1.74	3.25	1.79	3.20	35
2012	12.68	.382	.319	.701	.384	.007	.391	12.99	5.57	190	1.73	1.73	2.87	1.78	2.82	28
2013	12.99	.361	(.954)	(.593)	.357	—	.357	12.04	(4.63)	83	1.82	1.82	2.77	1.88	2.71	69
Advisor Class
2013(b)	13.06	.279	(1.007)	(.728)	.292	—	.292	12.04	(5.59)	1.89		.89	3.73	.95	3.67	69
Institutional Class
2013(b)	13.06	.305	(1.003)	(.698)	.292	—	.292	12.07	(5.35)	1.74		.74	3.88	.80	3.82	69
OREGON FUND
Class A
2009	$12.23	$.482	$ 1.079	$1.561	$.481	$ —	$.481	$13.31	12.91%	$39,182	1.01%	1.01%	3.71%	1.08%	3.64%	35%
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02	1.02	3.61	1.07	3.56	16
2011	12.89	.483	.935	1.418	.488	—	.488	13.82	11.24	46,952	1.01	1.01	3.65	1.06	3.60	26
2012	13.82	.455	.439	.894	.454	—	.454	14.26	6.51	53,879	1.00	1.00	3.19	1.05	3.14	14
2013	14.26	.450	(1.165)	(.715)	.445	—	.445	13.10	(5.08)	47,716	1.00	1.00	3.29	1.06	3.23	43
Class B
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71	1.71	3.01	1.78	2.94	35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72	1.72	2.91	1.77	2.86	16
2011	12.87	.392	.924	1.316	.396	—	.396	13.79	10.39	633	1.71	1.71	2.95	1.76	2.90	26
2012	13.79	.355	.443	.798	.358	—	.358	14.23	5.81	563	1.70	1.70	2.49	1.75	2.44	14
2013	14.23	.345	(1.166)	(.821)	.349	—	.349	13.06	(5.83)	450	1.76	1.76	2.54	1.82	2.48	43
Advisor Class
2013(b)	14.33	.276	(1.240)	(.964)	.296	—	.296	13.07	(6.74)	1.84		.84	3.45	.90	3.39	43
Institutional Class
2013(b)	14.33	.323	(1.237)	(.914)	.296	—	.296	13.12	(6.39)	1.69		.69	3.60	.75	3.54	43

142	143

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
PENNSYLVANIA FUND
Class A
2009	$12.24	$.525	$ .743	$1.268	$.518	$—	$.518	$12.99	10.50%	$41,046	1.00%	1.00%	4.11%	1.07%	4.04%	56%
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01	1.01	4.07	1.06	4.02	46
2011	12.56	.534	.772	1.306	.536	—	.536	13.33	10.64	37,602	1.01	1.01	4.14	1.06	4.09	34
2012	13.33	.505	.490	.995	.530	.015	.545	13.78	7.56	40,210	1.01	1.01	3.69	1.06	3.64	33
2013	13.78	.496	(1.008)	(.512)	.488	—	.488	12.78	(3.77)	35,056	1.00	1.00	3.74	1.07	3.67	41
Class B
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70	1.70	3.41	1.77	3.34	56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71	1.71	3.37	1.76	3.32	46
2011	12.56	.536	.673	1.209	.449	—	.449	13.32	9.81	580	1.71	1.71	3.44	1.76	3.39	34
2012	13.32	.484	.423	.907	.442	.015	.457	13.77	6.88	438	1.71	1.71	2.99	1.76	2.94	33
2013	13.77	.423	(1.043)	(.620)	.400	—	.400	12.75	(4.56)	295	1.80	1.80	2.93	1.87	2.86	41
Advisor Class
2013(b)	13.84	.313	(1.060)	(.747)	.323	—	.323	12.77	(5.41)	1.85		.85	3.89	.92	3.82	41
Institutional Class
2013(b)	13.84	.339	(1.066)	(.727)	.323	—	.323	12.79	(5.26)	1.70		.70	4.04	.77	3.97	41
VIRGINIA FUND
Class A
2009	$12.19	$.482	$ .770	$1.252	$.482	—	$.482	$12.96	10.42%	$33,321	1.02%	1.02%	3.80%	1.09%	3.73%	25%
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02	1.02	3.81	1.07	3.76	24
2011	12.64	.493	.759	1.252	.492	—	.492	13.40	10.11	36,247	1.01	1.01	3.80	1.06	3.75	34
2012	13.40	.453	.332	.785	.465	—	.465	13.72	5.92	41,169	1.01	1.01	3.32	1.06	3.27	19
2013	13.72	.438	(1.030)	(.592)	.438	—	.438	12.69	(4.38)	39,638	1.00	1.00	3.32	1.06	3.26	38
Class B
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72	1.72	3.10	1.79	3.03	25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72	1.72	3.11	1.77	3.06	24
2011	12.61	.414	.746	1.160	.400	—	.400	13.37	9.35	417	1.71	1.71	3.10	1.76	3.05	34
2012	13.37	.374	.309	.683	.373	—	.373	13.68	5.15	288	1.71	1.71	2.62	1.76	2.57	19
2013	13.68	.368	(1.052)	(.684)	.346	—	.346	12.65	(5.06)	153	1.77	1.77	2.54	1.83	2.48	38
Advisor Class
2013(b)	13.78	.259	(1.088)	(.829)	.291	—	.291	12.66	(6.03)	1.85		.85	3.47	.91	3.41	38
Institutional Class
2013(b)	13.78	.321	(1.090)	(.769)	.291	—	.291	12.72	(5.59)	1.70		.70	3.62	.76	3.56	38

* Calculated without sales charges
** Net of expenses waived or assumed by the investment adviser (Note 5)
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b) For the period May 1, 2013 (commencement of operations) to December 31, 2013.
^ Based on average shares outstanding during the year.

144	See notes to financial statements	145

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2013, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2013, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 27, 2014

146

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

		Length of
		Time Served	Number of	Other
	Position(s)	(including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held
———————	————	————	—————	———

	DISINTERESTED TRUSTEES

Susan E. Artmann (1954)	Trustee	Since 11/1/12	41	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America
(2012-September 2013); Executive Vice President and President (2008-2011) and Chief Financial Officer (2000-2008)
of HSBC Taxpayer Financial Services.

Mary J. Barneby (1952)	Trustee	Since 11/1/12	41	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial
Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965)	Trustee	Since 1/1/06	41	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994)
of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe
Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941)	Trustee and	Trustee since	41	None
c/o First Investors	Chairman	1/1/06 and
Legal Department		Chairman since
40 Wall Street		1/1/13
New York, NY 10005

Principal Occupation During Past 5 Years:
None/Retired

147

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

			Number of	Other
	Position		Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Length of	Fund Complex	Directorships
and Address	Funds	Time Served	Overseen	Held
———————	————	————————	—————	———

DISINTERESTED TRUSTEES (continued)

Mark R. Ward (1952)	Trustee	Since 1/1/10	41	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Self-employed, consultant (since 2008).

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

148

Length of
		Time Served	Number of	Other
	Position	(including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held
———————	————	————	—————	———

OFFICERS WHO ARE NOT TRUSTEES

Derek Burke (1963)	President	Since 2012	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Principal Occupation During Past 5 Years:
Director (since 2012) and President (since 2011) of First Investors Management Company, Inc., and Admin-
istrative Data Management Corp.; Board of Managers and Chief Executive Officer of First Investors Advisory
Services, LLC (since 2012); Consultant, Burke Consulting (2010-2011); UBS - Managing Director, Co-Head of
Investment Solutions (2009-2010) and Managing Director, Head of Institutional, Retirement and Fund Services
(2004-2009).

Joseph I. Benedek (1957)	Treasurer	Since 1988	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Principal Occupation During Past 5 Years:
Treasurer of First Investors Management Company, Inc.

Mary Carty (1950)	Secretary	Since 2010	N/A	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
General Counsel of First Investors Management Company, Inc. and various affiliated companies since
December 2012; Assistant Counsel of First Investors Management Company, Inc., (2010-2012). Special
Counsel and Associate at Willkie Farr & Gallagher LLP (1998-2009).

149

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

			Number of	Other
	Position		Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Length of	Fund Complex	Directorships
and Address	Funds	Time Served	Overseen	Held
———————	————	————————	—————	———

OFFICERS WHO ARE NOT TRUSTEES (continued)

Marc S. Milgram (1957)	Chief	Since 2010	N/A	None
c/o First Investors	Compliance
Legal Department	Officer
40 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Investment Compliance Manager of First Investors Management Company, Inc., (2009-2010); First Investors
Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); First Investors
Corporation, Vice President (2008-2009); Administrative Data Management Corp., Vice President (2008-2009).

150

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

151

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

152

NOTES

153

Item 2.	Code of Ethics

As of December 31, 2013, the Registrant has adopted a code of ethics that applies to the
Registrant's principal executive officer and principal financial officer. On October 30, 2013 revisions were made to the code of ethics to reflect our new 40 Wall Street address on the certification forms.

For the year ended December 31, 2013, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R.
Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

		Fiscal Year Ended
		December 31,
		-----------------
		2013	2012
		----	----
(a)	Audit Fees
	First Investors Tax Exempt Funds	$171,900	$166,000

(b)	Audit-Related Fees
	First Investors Tax Exempt Funds	$0	$0

(c)	Tax Fees
	First Investors Tax Exempt Funds	$58,100	$55,400

	Nature of services: tax returns preparation and tax compliance

(d)	All Other Fees
	First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees
paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the
Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2013 and 2012 were $121,200 and $49,500, respectively.

(h) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:	March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	March 6, 2014